UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Government Portfolio

December 31, 2005

1.811316.101 GVP-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Federal Agencies 22.0%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Fannie Mae – 12.1%
Agency Coupons – 10.6%
2/22/06	4.27% (a)	$ 150,000	$ 149,964
3/21/06	4.38 (a)	250,000	249,874
3/22/06	4.37 (a)	405,000	404,755
			804,593

Discount Notes 1.5%
3/1/06	3.73	69,240	68,825
3/1/06	3.74	19,078	18,963
7/28/06	3.86	25,855	25,298
			113,086

			917,679
Federal Home Loan Bank 3.8%
Agency Coupons – 3.8%
2/2/06	4.15 (a)	62,000	61,975
3/13/06	4.36 (a)	225,000	224,920
			286,895

Freddie Mac	6.1%
Discount Notes	6.1%
2/28/06	3.72	101,550	100,953
3/7/06	3.78	69,000	68,538
7/25/06	4.01	72,100	70,519
9/27/06	4.26	75,000	72,711
9/29/06	4.51	32,000	30,957
10/17/06	4.53	36,046	34,790
12/1/06	4.71	36,600	35,072
12/1/06	4.72	55,600	53,274
			466,814

TOTAL FEDERAL AGENCIES			1,671,388

Repurchase Agreements 78.1%
		Maturity
		Amount
		(000s)
In a joint trading account (Collateralized
by U.S. Government Obligations)
dated 12/30/05 due 1/3/06 at:
4.3% (b)		$ 5,896,544	5,893,728
4.3% (b)		25,922	25,910
TOTAL REPURCHASE AGREEMENTS			5,919,638

TOTAL INVESTMENT PORTFOLIO 100.1%			7,591,026
(Cost $7,591,026)

NET OTHER ASSETS (0.1)%			(9,226)

NET ASSETS 100%			$ 7,581,800

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$5,893,728,000 due 1/3/06 at 4.3%
Bank of America, National Association	$ 934,325,565
Bank of America Securities LLC	603,109,488
Barclays Capital Inc.	1,401,488,348
Bear Stearns & Co. Inc.	700,744,174
BNP Paribas Securities Corp.	116,790,696
Countrywide Securities Corporation	934,325,565
Greenwich Capital Markets, Inc.	233,581,391
Morgan Stanley & Co. Incorporated.	128,469,765
UBS Securities LLC	840,893,008
$ 5,893,728,000

$25,910,000 due 1/3/06 at 4.3%
Bank of America Securities LLC	$ 7,125,250
Morgan Stanley & Co. Incorporated	18,784,750
$ 25,910,000

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,591,026,000.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Money Market Portfolio

December 31, 2005

1.811317.101 MMP-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 0.1%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Morgan Stanley
4/15/06	3.90%	$10,000	$10,057

Certificates of Deposit 26.5%

Domestic Certificates Of Deposit 0.7%
Huntington National Bank, Columbus
3/23/06	4.31	15,000	15,000
Washington Mutual Bank FA
3/14/06	4.45	100,000	100,000
			115,000
London Branch, Eurodollar, Foreign Banks – 9.2%
Barclays PLC
2/7/06	4.26	150,000	150,000
Credit Agricole SA
3/31/06	3.88	115,000	115,000
Credit Industriel et Commercial
1/30/06	4.05	75,000	75,000
1/30/06	4.06	75,000	75,000
1/30/06	4.08	75,000	75,000
2/6/06	4.25	75,000	75,000
4/20/06	3.95	75,000	75,000
4/21/06	3.97	100,000	100,000
11/7/06	4.76	110,000	110,000
Royal Bank of Scotland PLC
1/31/06	4.29	125,000	125,000
Societe Generale
4/28/06	4.00	150,000	150,000
12/6/06	4.80	75,000	75,000
Unicredito Italiano Spa
1/25/06	4.26	230,000	230,000
2/8/06	4.28	35,000	35,000
			1,465,000
New York Branch, Yankee Dollar, Foreign Banks – 16.6%
Bank of Tokyo Mitsubishi Ltd.
1/17/06	4.38	180,000	180,000
1/27/06	4.34	180,000	180,000
1/30/06	4.30	120,000	120,000
Barclays Bank PLC
1/30/06	4.31	120,000	120,000
Calyon
1/17/06	4.25	24,000	23,998
Canadian Imperial Bank of Commerce
1/15/06	4.43 (c)	155,000	155,000
1/23/06	4.35 (c)	230,000	230,000
Credit Industriel et Commercial
2/13/06	4.00	77,000	77,000
2/15/06	4.01	100,000	100,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Credit Suisse First Boston New York Branch
1/19/06	4.14% (c)	$90,000	$90,000
1/19/06	4.35 (c)	80,000	80,000
11/7/06	4.75	20,000	20,000
DEPFA BANK PLC
1/17/06	4.25	61,000	60,996
2/1/06	4.30	80,000	80,000
Deutsche Bank AG
3/3/06	4.41 (c)	155,000	155,000
Dresdner Bank AG
1/13/06	3.78	105,000	105,000
Eurohypo AG
1/31/06	4.27	60,000	60,000
3/28/06	4.35 (a)	61,000	61,000
Landesbank Hessen Thuringen
4/3/06	4.50	125,000	125,000
Mizuho Corporate Bank Ltd.
1/30/06	4.37	185,000	185,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (c)	170,000	169,987
Toronto Dominion Bank
4/7/06	3.86	100,000	100,000
4/18/06	3.92	75,000	75,000
Unicredito Italiano Spa
2/13/06	4.28 (c)	105,000	104,994
			2,657,975

TOTAL CERTIFICATES OF DEPOSIT			4,237,975

Commercial Paper 24.6%

Amsterdam Funding Corp.
1/20/06	4.30	50,000	49,887
Barclays U.S. Funding Corp.
1/24/06	4.24	125,000	124,664
Bavaria TRR Corp.
1/20/06	4.38	4,000	3,991
Bradford & Bingley PLC
1/30/06	4.32	20,000	19,931
Capital One Multi Asset Execution Trust
1/18/06	4.24	10,000	9,980
2/6/06	4.38	35,000	34,848
CC USA, Inc.
1/31/06	4.30 (b)	33,000	32,883
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/9/06	4.06	57,000	56,949
1/19/06	4.27	20,000	19,958
1/24/06	4.30	75,000	74,795
1/25/06	4.31	20,000	19,943
2/1/06	4.33	35,000	34,870

Quarterly Report 2

Commercial Paper continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Citibank Credit Card Master Trust I (Dakota Certificate Program) -
continued
2/2/06	4.35%	$87,350	$87,015
2/3/06	4.36	40,000	39,841
Citigroup Funding, Inc.
1/23/06	4.28	10,000	9,974
1/25/06	4.28	10,000	9,972
1/26/06	4.30	50,000	49,852
1/31/06	4.30	35,000	34,875
Countrywide Financial Corp.
1/27/06	4.33	60,000	59,814
1/30/06	4.38	15,000	14,947
Dresdner U.S. Finance, Inc.
3/6/06	4.43	35,000	34,727
Emerald (MBNA Credit Card Master Note Trust)
1/4/06	4.06	24,500	24,492
1/5/06	4.08	45,000	44,980
1/24/06	4.26	15,000	14,960
1/24/06	4.35	15,000	14,959
1/25/06	4.27	44,000	43,876
1/26/06	4.35	25,000	24,925
2/1/06	4.30	15,000	14,945
2/1/06	4.35	16,700	16,638
3/14/06	4.48	60,000	59,468
FCAR Owner Trust
1/17/06	4.29	20,000	19,962
3/15/06	4.46	30,000	29,732
4/4/06	4.52	60,000	59,309
Giro Funding US Corp.
1/10/06	4.26	65,000	64,931
1/13/06	4.25	74,000	73,896
3/21/06	4.45	35,502	35,160
Govco, Inc.
3/16/06	4.01	50,000	49,596
Grampian Funding LLC
2/21/06	4.20	80,000	79,531
3/28/06	4.42	70,000	69,273
HSBC Finance Corp.
1/31/06	4.31	30,000	29,893
Market Street Funding Corp.
1/24/06	4.34	15,000	14,959
1/26/06	4.35	35,000	34,895
Motown Notes Program
1/4/06	4.08	62,000	61,979
1/17/06	4.34	10,000	9,981
1/18/06	4.37	20,000	19,959
2/2/06	4.28	70,000	69,737
2/6/06	4.29	20,000	19,915
2/6/06	4.31	20,000	19,915

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
2/6/06	4.39%	$35,000	$34,847
3/20/06	4.51	15,000	14,855
Nationwide Building Society
2/1/06	4.31	45,000	44,834
Newport Funding Corp.
1/17/06	4.24	10,000	9,981
Paradigm Funding LLC
1/9/06	4.06	140,000	139,875
1/20/06	4.25	80,000	79,822
Park Granada LLC
1/19/06	4.36	20,000	19,957
1/23/06	4.20	55,000	54,860
1/24/06	4.20	24,000	23,936
1/24/06	4.22	45,000	44,880
1/25/06	4.22	95,000	94,735
1/26/06	4.23	55,000	54,840
1/26/06	4.35	50,000	49,850
1/30/06	4.23	108,000	107,636
1/30/06	4.24	5,000	4,983
3/16/06	4.48	93,000	92,153
Ranger Funding Co. LLC
1/20/06	4.35	55,000	54,874
Sigma Finance, Inc.
1/17/06	4.32 (c)	200,000	199,971
Skandinaviska Enskilda Banken AB
1/30/06	4.35 (c)	125,000	125,000
Strand Capital LLC
1/11/06	4.13	10,000	9,989
1/17/06	3.91	10,000	9,983
1/17/06	4.22	75,000	74,861
1/18/06	3.92	50,000	49,909
2/2/06	4.28	20,000	19,925
2/2/06	4.29	10,000	9,962
3/14/06	4.26	30,000	29,749
Stratford Receivables Co. LLC
1/13/06	4.30	25,000	24,964
1/17/06	4.24	90,000	89,832
1/19/06	4.28	45,000	44,904
1/20/06	4.25	100,987	100,762
1/23/06	4.33	10,000	9,974
1/24/06	4.29	86,070	85,836
1/30/06	4.35	65,000	64,774
2/2/06	4.37	26,592	26,490
2/7/06	4.40	50,000	49,775
2/8/06	4.39	55,000	54,747
2/14/06	4.42	20,000	19,893
White Pine Finance LLC
1/3/06	4.24 (b)(c)	74,000	73,994
TOTAL COMMERCIAL PAPER			3,947,794

3 Quarterly Report

Investments (Unaudited) - continued

Bank Notes 0.1%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
M&I Marshall & Ilsley Bank
1/17/06	4.35% (c)	$15,000	$15,000

Master Notes 3.0%

Bear Stearns Companies, Inc.
1/17/06	4.42 (e)	54,000	54,000
Goldman Sachs Group, Inc.
1/11/06	4.42 (c)(e)	206,000	206,000
2/27/06	4.45 (c)(e)	221,000	221,000
TOTAL MASTER NOTES			481,000

Medium Term Notes 22.4%

AIG Matched Funding Corp.
1/3/06	4.06 (c)	70,000	70,000
1/11/06	4.13 (c)	70,000	70,000
1/23/06	4.02 (c)	75,000	75,000
3/15/06	4.51 (c)	85,000	85,000
Allstate Life Global Funding II
1/9/06	4.36 (b)(c)	25,000	25,000
1/17/06	4.39 (b)(c)	20,000	20,000
1/17/06	4.43 (b)(c)	25,000	25,000
1/27/06	4.37 (b)(c)	11,000	11,000
Australia & New Zealand Banking Group Ltd.
1/23/06	4.35 (b)(c)	44,000	44,000
Bayerische Landesbank Girozentrale
1/17/06	4.13 (c)	115,000	115,000
2/20/06	4.38 (c)	155,000	155,000
BellSouth Telecommunications
1/4/06	4.50 (c)	35,000	35,000
BMW U.S. Capital LLC
1/17/06	4.34 (c)	19,000	19,000
Commonwealth Bank of Australia
1/24/06	4.35 (c)	41,000	41,000
Cullinan Finance Corp.
1/17/06	4.33 (b)(c)	45,000	44,996
1/25/06	4.34 (b)(c)	25,000	24,998
Descartes Funding Trust
1/17/06	4.37 (c)	30,000	30,000
Eli Lilly Services, Inc.
1/3/06	4.26 (b)(c)	40,000	40,000
GE Capital Assurance Co.
1/3/06	4.37 (c)(e)	40,000	40,000
General Electric Capital Corp.
1/9/06	4.35 (c)	200,000	200,000
HBOS Treasury Services PLC
2/20/06	4.44 (b)(c)	18,000	18,006
3/24/06	4.57 (c)	150,000	150,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
HSBC Finance Corp.
1/24/06	4.37% (c)	$51,000	$51,000
HSBC USA, Inc.
1/17/06	4.35 (c)	100,000	100,000
HSH Nordbank AG
1/23/06	4.37 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (c)(e)	30,000	30,000
Links Finance LLC
1/15/06	4.32 (b)(c)	80,000	79,989
1/19/06	4.33 (b)(c)	80,000	79,988
3/23/06	4.43 (b)(c)	65,000	64,988
MBIA Global Funding LLC
1/17/06	4.11 (b)(c)	23,000	23,000
Merrill Lynch & Co., Inc.
1/4/06	4.34 (c)	37,000	37,035
1/17/06	4.35 (c)	82,000	82,000
Metropolitan Life Insurance Co.
1/6/06	4.31 (b)(c)	40,994	40,994
Morgan Stanley
1/3/06	4.30 (c)	150,000	150,000
1/3/06	4.33 (c)	25,000	25,000
1/4/06	4.34 (c)	40,000	40,000
1/17/06	4.40 (c)	57,000	57,000
1/27/06	4.45 (c)	107,000	107,003
Nationwide Building Society
3/28/06	4.58 (b)(c)	20,000	20,012
Nordea Bank AB
1/11/06	4.34 (b)(c)	25,000	25,001
Pacific Life Global Funding
1/4/06	4.33 (b)(c)	25,000	25,000
1/13/06	4.38 (c)	10,000	10,000
RACERS
1/23/06	4.37 (b)(c)	170,000	170,000
Royal Bank of Canada
1/10/06	4.39 (c)	20,000	20,000
Royal Bank of Scotland PLC
1/23/06	4.34 (b)(c)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (b)	34,640	34,693
Security Life of Denver Insurance Co.
2/28/06	4.48 (c)(e)	20,000	20,000
Verizon Global Funding Corp.
3/15/06	4.60 (c)	235,000	234,998
Wachovia Asset Securitization Issuance LLC
1/25/06	4.37 (b)(c)	16,974	16,974
Washington Mutual Bank FA
1/17/06	4.35 (c)	24,000	24,000
Washington Mutual Bank, California
1/27/06	4.20 (c)	100,000	100,000

Quarterly Report 4

Medium Term Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Washington Mutual Bank, California – continued
2/6/06	4.26% (c)	$94,000	$94,000
3/20/06	4.48 (c)	81,000	81,000
3/27/06	4.50 (c)	100,000	99,997
WestLB AG
1/10/06	4.37 (b)(c)	58,000	58,000
3/30/06	4.53 (b)(c)	59,000	59,000
Westpac Banking Corp.
3/13/06	4.49 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			3,592,672

Short Term Notes 3.9%

Hartford Life Insurance Co.
3/1/06	4.56 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
1/2/06	4.19 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
1/2/06	4.19 (c)(e)	65,000	65,000
1/30/06	4.45 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
1/3/06	4.43 (c)(e)	36,000	36,000
1/3/06	4.46 (c)(e)	55,000	55,000
New York Life Insurance Co.
1/3/06	4.15 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (c)(e)	95,000	95,000
Travelers Insurance Co.
1/2/06	4.15 (c)(e)	30,000	30,000
TOTAL SHORT TERM NOTES			633,000

Municipal Securities 0.2%
California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C4, 3.93%
6/30/06		28,000	28,000

Repurchase Agreements 19.0%
		Maturity
		Amount
		(000s)
In a joint trading account (Collateralized
by U.S. Government Obligations)
dated 12/30/05 due 1/3/06 at:
4.3%		$164,420	164,341
4.3%		24,899	24,887

	Maturity	Value
	Amount	(000s)
	(000s)

With:
Banc of America Securities LLC at
4.3%, dated 12/30/05 due 1/3/06
(Collateralized by Mortgage Loan
Obligations valued at
$210,000,000, 4.68% 5.75%,
12/25/33 2/25/46)	$ 200,096	$ 200,000
Citigroup Global Markets, Inc. at
4.35%, dated 12/30/05 due
1/3/06 (Collateralized by Corporate
Obligations valued at
$787,500,001, 3.63% 11.25%,
2/15/06 – 3/15/36)	750,363	750,000
Credit Suisse First Boston, Inc. at
4.32%, dated 12/30/05 due
1/3/06 (Collateralized by Mortgage
Loan Obligations valued at
$438,643,059, 0% 8.44%,
9/14/07 – 7/25/45)	425,204	425,000
Deutsche Bank Securities, Inc. at
4.32%, dated 12/30/05 due
1/3/06 (Collateralized by Mortgage
Loan Obligations valued at
$633,420,000, 4.66% 7%,
10/25/20 – 3/15/46)	621,298	621,000
Goldman Sachs & Co. at 4.35%,
dated:
12/19/05 due 2/22/06
(Collateralized by Corporate
Obligations valued at
$339,498,183, 5.5% 13.25%,
9/15/06 – 8/25/34) (c)(d)	327,553	325,000
12/30/05 due 1/3/06
(Collateralized by Mortgage Loan
Obligations valued at
$25,200,001, 5.02% 6%,
8/17/29 – 11/25/35)	24,012	24,000
Lehman Brothers, Inc. at 4.37%, dated
12/30/05 due 1/3/06
(Collateralized by Equity Securities
valued at $531,341,989)	506,246	506,000

TOTAL REPURCHASE AGREEMENTS		3,040,228

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $15,985,726)		15,985,726

NET OTHER ASSETS 0.2%		35,994

NET ASSETS 100%		$ 16,021,720

5 Quarterly Report

Investments (Unaudited) - continued

Security Type Abbreviation
TRAN — TAX AND REVENUE ANTICIPATION NOTE

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,236,516,000 or 7.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,179,000,000 or 7.4% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc.
4.42%, 1/17/06	12/13/05	$54,000
GE Capital Assurance Co.
4.37%, 1/3/06	4/1/05	$40,000
Goldman Sachs Group, Inc.:
4.42%, 1/11/06	10/11/05	$206,000
4.45%, 2/27/06	8/26/04	$221,000
Hartford Life Insurance Co.
4.56%, 3/1/06	12/16/03	$65,000
ING USA Annuity & Life Insurance Co.
4.60%, 3/24/06	6/23/05	$30,000
Jackson National Life Insurance Co.
4.19%, 1/2/06	3/31/03	$47,000
Metropolitan Life Insurance Co.
4.19%, 1/2/06	3/26/02	$65,000
Monumental Life Insurance Co.:	7/31/98 -
4.43%, 1/3/06	9/17/98	$36,000
4.46%, 1/3/06	3/12/99	$55,000
New York Life Insurance Co.	2/28/02 -
4.15%, 1/3/06	12/19/02	$215,000
Security Life of Denver Insurance Co.
4.48%, 2/28/06	8/26/05	$20,000
Transamerica Occidental Life
Insurance Co.
4.42%, 2/1/06	4/28/00	$95,000
Travelers Insurance Co.
4.15%, 1/2/06	4/1/05	$30,000

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $15,985,726,000.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Prime Money Market Portfolio

December 31, 2005

1.811333.101 DOM-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 0.2%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Morgan Stanley
3/27/06	4.78% (c)	$18,000	$18,013
4/15/06	4.05	5,000	5,028
TOTAL CORPORATE BONDS			23,041

Certificates of Deposit 21.3%

Domestic Certificates Of Deposit 0.5%
Washington Mutual Bank FA
3/14/06	4.45	70,000	70,000
London Branch, Eurodollar, Foreign Banks – 7.0%
Barclays PLC
2/7/06	4.26	100,000	100,000
Credit Industriel et Commercial
1/13/06	4.10	70,000	70,000
1/26/06	4.00	100,000	100,000
1/30/06	4.05	75,000	75,000
1/30/06	4.06	75,000	75,000
1/30/06	4.08	100,000	100,000
2/6/06	4.25	25,000	25,000
11/7/06	4.76	40,000	40,000
Northern Rock PLC
1/31/06	4.30	20,000	20,000
Royal Bank of Scotland PLC
1/31/06	4.29	95,000	95,000
Societe Generale
12/6/06	4.80	55,000	55,000
Unicredito Italiano Spa
1/25/06	4.26	150,000	150,000
			905,000
New York Branch, Yankee Dollar, Foreign Banks – 13.8%
Bank of Tokyo Mitsubishi Ltd.
1/17/06	4.38	135,000	135,000
1/27/06	4.34	135,000	135,000
1/30/06	4.30	90,000	90,000
Barclays Bank PLC
1/30/06	4.31	80,000	80,000
Calyon
1/17/06	4.25	50,000	49,996
Canadian Imperial Bank of Commerce
1/23/06	4.35 (c)	170,000	170,000
Credit Industriel et Commercial
2/13/06	4.00	55,000	55,000
2/15/06	4.01	70,000	70,000
Credit Suisse First Boston New York Branch
1/19/06	4.14 (c)	60,000	60,000
1/19/06	4.35 (c)	50,000	50,000
3/27/06	4.49 (c)	85,000	85,000
11/7/06	4.75	35,000	35,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
DEPFA BANK PLC
2/1/06	4.30%	$60,000	$60,000
Deutsche Bank AG
3/3/06	4.41 (c)	65,000	65,000
Dresdner Bank AG
1/13/06	3.78	65,000	65,000
Eurohypo AG
1/31/06	4.07	45,000	45,000
3/28/06	4.08 (a)	44,000	44,000
Mizuho Corporate Bank Ltd.
1/30/06	4.37	140,000	140,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (c)	115,000	114,991
Toronto Dominion Bank
4/7/06	3.86	40,000	40,000
4/18/06	3.92	125,000	125,000
Unicredito Italiano Spa
2/13/06	4.28 (c)	75,000	74,996
			1,788,983

TOTAL CERTIFICATES OF DEPOSIT			2,763,983

Commercial Paper 27.0%

Bank of America Corp.
2/1/06	4.31	110,000	109,595
Barclays U.S. Funding Corp.
1/24/06	4.24	90,000	89,758
Bavaria TRR Corp.
1/5/06	4.42	100,000	99,951
Capital One Multi Asset Execution Trust
1/18/06	4.24	5,000	4,990
2/6/06	4.38	15,000	14,935
Charta LLC
1/20/06	4.25	30,000	29,933
1/24/06	4.25	100,000	99,730
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/19/06	4.27	15,000	14,968
1/23/06	4.28	65,000	64,831
1/24/06	4.30	55,000	54,850
2/1/06	4.28	45,000	44,836
2/1/06	4.33	27,369	27,268
2/2/06	4.35	65,000	64,750
2/3/06	4.36	30,000	29,881
Citigroup Funding, Inc.
1/23/06	4.28	10,000	9,974
1/24/06	4.28	55,000	54,851
1/25/06	4.28	10,000	9,972
1/26/06	4.30	35,000	34,896
1/31/06	4.30	55,000	54,804

Quarterly Report 2

Commercial Paper continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Cullinan Finance Corp.
1/5/06	4.06% (b)	$26,156	$26,144
Dresdner U.S. Finance, Inc.
3/6/06	4.43	30,000	29,766
Emerald (MBNA Credit Card Master Note Trust)
1/24/06	4.35	10,000	9,972
1/25/06	4.27	30,000	29,915
1/26/06	4.28	25,000	24,926
1/26/06	4.35	20,000	19,940
2/1/06	4.30	15,000	14,945
2/1/06	4.35	10,000	9,963
2/7/06	4.33	25,000	24,890
2/9/06	4.38	9,000	8,958
3/14/06	4.48	45,000	44,601
FCAR Owner Trust
1/17/06	4.29	15,000	14,972
3/15/06	4.46	25,000	24,776
4/4/06	4.52	45,000	44,482
Giro Funding US Corp.
1/10/06	4.26	190,000	189,802
3/21/06	4.45	30,000	29,711
Govco, Inc.
3/16/06	4.01	35,000	34,717
Grampian Funding LLC
2/21/06	4.20	60,000	59,648
3/28/06	4.42	110,000	108,857
Market Street Funding Corp.
1/26/06	4.35	40,000	39,880
Motown Notes Program
1/5/06	4.09	35,300	35,284
1/17/06	4.34	10,000	9,981
1/18/06	4.37	15,000	14,969
2/2/06	4.28	50,000	49,812
2/3/06	4.27	25,000	24,903
2/6/06	4.31	15,000	14,936
2/6/06	4.39	30,000	29,869
2/9/06	4.31	24,800	24,685
3/20/06	4.51	10,000	9,903
Nationwide Building Society
2/1/06	4.31	30,000	29,889
Newport Funding Corp.
1/17/06	4.24	120,000	119,775
Paradigm Funding LLC
1/9/06	4.06	100,000	99,911
1/20/06	4.25	60,000	59,866
1/25/06	4.28	16,751	16,704
Park Granada LLC
1/23/06	4.20	45,000	44,886
1/24/06	4.20	15,000	14,960
1/24/06	4.22	30,000	29,920

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
1/25/06	4.22%	$20,000	$19,944
1/26/06	4.23	50,000	49,855
1/26/06	4.35	40,000	39,880
1/30/06	4.23	100,000	99,662
1/30/06	4.24	5,000	4,983
3/16/06	4.48	140,000	138,725
Sigma Finance, Inc.
1/17/06	4.32 (c)	100,000	99,986
Skandinaviska Enskilda Banken AB
1/30/06	4.35 (c)	50,000	50,000
Strand Capital LLC
1/11/06	4.13	10,000	9,989
1/17/06	3.91	40,000	39,931
2/2/06	4.28	15,000	14,944
2/2/06	4.29	10,000	9,962
2/13/06	4.17	120,000	119,411
3/14/06	4.26	25,000	24,791
Stratford Receivables Co. LLC
1/13/06	4.30	15,000	14,979
1/17/06	4.24	70,000	69,869
1/19/06	4.28	30,000	29,936
1/20/06	4.25	95,000	94,789
1/23/06	4.33	5,000	4,987
1/24/06	4.29	15,000	14,959
1/25/06	4.28	40,000	39,887
1/30/06	4.35	50,000	49,826
2/2/06	4.37	20,000	19,923
2/7/06	4.40	40,000	39,820
2/8/06	4.39	41,773	41,581
2/14/06	4.42	15,000	14,920
TOTAL COMMERCIAL PAPER			3,493,430

Federal Agencies 0.1%

Agency Coupons – 0.1%
Overseas Private Investment Corp.
U.S. Government guaranteed
participation certificates
1/6/06	4.35 (c)	16,738	16,738

Bank Notes 0.1%

M&I Marshall & Ilsley Bank
1/17/06	4.35 (c)	11,000	11,000

Master Notes 1.9%

Bear Stearns Companies, Inc.
1/17/06	4.42 (e)	44,000	44,000
Goldman Sachs Group, Inc.
1/9/06	3.69 (e)	59,000	59,000

3 Quarterly Report

Investments (Unaudited) - continued

Master Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Goldman Sachs Group, Inc. – continued
1/10/06	4.42% (c)(e)	$60,000	$60,000
1/11/06	4.42 (c)(e)	16,000	16,000
2/27/06	4.45 (c)(e)	71,000	71,000
TOTAL MASTER NOTES			250,000

Medium Term Notes 22.3%

AIG Matched Funding Corp.
1/3/06	4.06 (c)	50,000	50,000
1/11/06	4.13 (c)	50,000	50,000
1/23/06	4.02 (c)	55,000	55,000
3/15/06	4.51 (c)	55,000	55,000
Allstate Life Global Funding II
1/9/06	4.36 (b)(c)	10,000	10,000
1/17/06	4.39 (b)(c)	5,000	5,000
1/17/06	4.43 (b)(c)	10,000	10,000
1/27/06	4.37 (b)(c)	6,000	6,000
American Express Credit Corp.
1/5/06	4.39 (c)	95,000	95,013
ASIF Global Financing XXX
1/23/06	4.38 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
1/23/06	4.35 (b)(c)	26,000	26,000
Bank One NA, Chicago
1/24/06	4.31 (c)	25,000	25,000
Bayerische Landesbank Girozentrale
1/17/06	4.13 (c)	75,000	75,000
2/20/06	4.38 (c)	60,000	60,000
BMW U.S. Capital LLC
1/17/06	4.34 (c)	16,000	16,000
BNP Paribas SA
1/26/06	4.35 (b)(c)	100,000	100,000
Commonwealth Bank of Australia
1/24/06	4.35 (c)	26,000	26,000
Cullinan Finance Corp.
1/25/06	4.34 (b)(c)	15,000	14,999
2/22/06	4.33 (b)(c)	80,000	79,982
Descartes Funding Trust
1/17/06	4.37 (c)	15,000	15,000
Eli Lilly Services, Inc.
1/3/06	4.26 (b)(c)	25,000	25,000
GE Capital Assurance Co.
1/3/06	4.37 (c)(e)	15,000	15,000
General Electric Capital Corp.
1/9/06	4.35 (c)	127,000	127,000
1/9/06	4.44 (c)	86,500	86,525
1/17/06	4.47 (c)	164,000	164,086
Hartford Life Global Funding Trust
1/17/06	4.36 (c)	35,000	35,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
HSBC Finance Corp.
1/24/06	4.37% (c)	$37,000	$37,000
HSBC USA, Inc.
1/17/06	4.35 (c)	45,000	45,000
HSH Nordbank AG
1/23/06	4.37 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (c)(e)	18,000	18,000
Links Finance LLC
1/15/06	4.32 (b)(c)	60,000	59,991
MBIA Global Funding LLC
1/17/06	4.11 (b)(c)	15,000	15,000
Merrill Lynch & Co., Inc.
1/4/06	4.34 (c)	26,000	26,025
1/11/06	4.56 (c)	7,000	7,014
1/17/06	4.35 (c)	64,000	64,000
Metropolitan Life Insurance Co.
1/6/06	4.31 (b)(c)	29,087	29,087
Morgan Stanley
1/3/06	4.30 (c)	187,000	187,000
1/3/06	4.33 (c)	7,000	7,000
1/4/06	4.34 (c)	15,000	15,000
1/17/06	4.40 (c)	11,000	11,000
1/27/06	4.45 (c)	55,000	55,006
Nordea Bank AB
1/11/06	4.34 (b)(c)	34,200	34,201
Pacific Life Global Funding
1/4/06	4.33 (b)(c)	22,500	22,500
1/13/06	4.38 (c)	5,000	5,000
RACERS
1/23/06	4.37 (b)(c)	65,000	65,000
Royal Bank of Scotland PLC
1/23/06	4.34 (b)(c)	85,000	85,000
SBC Communications, Inc.
6/5/06	4.02 (b)	21,830	21,863
Security Life of Denver Insurance Co.
2/28/06	4.48 (c)(e)	14,000	14,000
SLM Corp.
1/3/06	4.34 (b)(c)	30,000	30,000
Societe Generale
1/3/06	4.26 (b)(c)	76,000	76,000
Verizon Global Funding Corp.
3/15/06	4.60 (c)	70,000	70,000
Wachovia Asset Securitization Issuance LLC
1/25/06	4.37 (b)(c)	12,731	12,731
Washington Mutual Bank FA
1/17/06	4.35 (c)	18,000	18,000
Washington Mutual Bank, California
1/27/06	4.20 (c)	80,000	80,000
2/6/06	4.26 (c)	20,000	20,000

Quarterly Report 4

Medium Term Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount (000s)	(000s)
	Purchase
Washington Mutual Bank, California – continued
3/20/06	4.48% (c)	$56,000	$56,000
3/27/06	4.50 (c)	65,000	64,998
Wells Fargo & Co.
1/3/06	4.34 (c)	30,000	30,000
1/17/06	4.36 (c)	90,000	90,001
WestLB AG
1/10/06	4.37 (b)(c)	41,000	41,000
3/30/06	4.53 (b)(c)	51,000	51,000
Westpac Banking Corp.
3/13/06	4.49 (c)	15,000	15,000
White Pine Finance LLC
1/30/06	4.20 (b)(c)	40,000	39,999
3/10/06	4.43 (b)(c)	62,000	61,996
TOTAL MEDIUM-TERM NOTES			2,893,017

Short Term Notes 1.8%

Hartford Life Insurance Co.
3/1/06	4.56 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
1/2/06	4.19 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
1/2/06	4.19 (c)(e)	30,000	30,000
1/30/06	4.45 (b)(c)	10,000	10,000
Monumental Life Insurance Co.
1/3/06	4.43 (c)(e)	10,000	10,000
1/3/06	4.46 (c)(e)	10,000	10,000
New York Life Insurance Co.
1/3/06	4.15 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (c)(e)	35,000	35,000
TOTAL SHORT TERM NOTES			225,000

Municipal Securities 1.1%

California Econ. Recovery Series
2004 C20, 3.52% (XL Cap.
Assurance, Inc. Insured), VRDN (c)		13,125	13,123
California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C2, 3.9%
6/30/06		17,600	17,600
District of Columbia Gen. Oblig.
Series B, 3.55% (FSA Insured),
VRDN (c)		3,300	3,300
LoanStar Assets Partners LP Student
Ln. Rev. Series A, 4.46%, LOC State
Street Bank & Trust Co., Boston,
VRDN (c)		50,000	50,000
Mississippi Gen. Oblig. (Nissan
Proj.) Series B, 4.48% (Liquidity
Facility Dexia Cr. Local de France),
VRDN (c)		50,115	50,115

	Principal	Value
	Amount (000s)	(000s)

Waco Edl. Fin. Corp. Rev. (Baylor
Univ. Proj.) Series A, 3.52% (XL Cap.
Assurance, Inc. Insured), VRDN (c)	$ 5,220	$ 5,219

TOTAL MUNICIPAL SECURITIES		139,357

Repurchase Agreements 24.1%

	Maturity
	Amount
	(000s)

In a joint trading account (Collateralized
by U.S. Government Obligations)
dated 12/30/05 due 1/3/06 at:
4.3%	$ 375,883	375,704
4.3%	2,642	2,641
With:
Banc of America Securities LLC at
4.33%, dated 12/30/05 due
1/3/06 (Collateralized by Corporate
Obligations valued at
$510,000,001, 1.77% 7.8%,
9/13/06 – 8/15/14)	500,241	500,000
Citigroup Global Markets, Inc. at:
4.31%, dated 12/30/05 due
1/3/06 (Collateralized by
Mortgage Loan Obligations valued
at $157,500,001, 3.5% – 5%,
11/25/20 – 6/25/35)	150,072	150,000
4.35%, dated 12/30/05 due
1/3/06 (Collateralized by
Corporate Obligations valued at
$432,480,001, 4.7% 8.75%,
2/15/07 – 12/6/45)	424,205	424,000
Credit Suisse First Boston, Inc. at
4.32%, dated 12/30/05 due
1/3/06 (Collateralized by U.S.
Treasury Obligations valued at
$306,000,121, 0%, 1/3/06
6/22/06)	300,144	300,000
Deutsche Bank Securities, Inc. at
4.38%, dated 12/30/05 due
1/3/06 (Collateralized by Mortgage
Loan Obligations valued at
$467,250,001, 3.07% 6%,
3/25/31 – 6/12/47)	445,217	445,000
Goldman Sachs & Co. at 4.35%,
dated:
12/19/05 due 2/22/06
(Collateralized by Mortgage Loan
Obligations valued at
$315,000,000, 3.07% 24.42%,
8/15/16 – 10/25/42) (c)(d)	302,356	300,000

5 Quarterly Report

Investments (Unaudited) - continued

Repurchase Agreements continued

	Maturity	Value
	Amount	(000s)
	(000s)

With: continued
Goldman Sachs & Co. at 4.35%, dated:
12/30/05 due 1/3/06
(Collateralized by Mortgage Loan
Obligations valued at
$121,800,001, 4.55% 5.58%,
9/25/35 – 5/10/43)	$ 116,056	$ 116,000
Lehman Brothers, Inc. at 4.33%, dated
12/30/05 due 1/3/06
(Collateralized by Mortgage Loan
Obligations valued at
$532,350,211, 0% 18%, 1/25/06
– 6/12/47)	507,244	507,000

TOTAL REPURCHASE AGREEMENTS		3,120,345

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $12,935,911)		12,935,911

NET OTHER ASSETS 0.1%		18,135

NET ASSETS 100%		$ 12,954,046

Security Type Abbreviations
TRAN — TAX AND REVENUE ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,044,493,000 or 8.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$512,000,000 or 4.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc.
4.42%, 1/17/06	12/13/05	$44,000
GE Capital Assurance Co.
4.37%, 1/3/06	7/28/05	$15,000
Goldman Sachs Group, Inc.:
3.69%, 1/9/06	4/12/05	$59,000
4.42%, 1/11/06	10/11/05	$16,000
4.42%, 1/10/06	11/10/05	$60,000
4.45%, 2/27/06	8/26/04	$71,000
Hartford Life Insurance Co.
4.56%, 3/1/06	12/16/03	$25,000
ING USA 4.60% Annuity & Life
Insurance Co.
3/24/06	6/23/05	$18,000
Jackson National Life Insurance Co.
4.19%, 1/2/06	3/31/03	$10,000
Metropolitan Life Insurance Co.
4.19%, 1/2/06	3/26/02	$30,000
Monumental Life Insurance Co.:
4.43%, 1/3/06	9/17/98	$10,000
4.46%, 1/3/06	3/12/99	$10,000
New York Life Insurance Co.	2/28/02 -
4.15%, 1/3/06	12/19/02	$95,000
Security Life of Denver Insurance Co.
4.48%, 2/28/06	8/26/05	$14,000
Transamerica Occidental Life
Insurance Co.
4.42%, 2/1/06	4/28/00	$35,000

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $12,935,911,000.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Tax Exempt Portfolio

December 31, 2005

1.811334.101 TAX-QTLY 0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 101.7%

	Principal	Value
	Amount	(000s)
	(000s)

Alabama 1.4%
ABN AMRO Muni. Tops Ctfs. Trust
Participating VRDN Series AAB 20,
3.54% (Liquidity Facility ABN AMRO
Bank NV) (b)(d)	$17,190	$17,190
Alabama Gen. Oblig. Participating
VRDN Series MS 668, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	6,623	6,623
Health Care Auth. for Baptist Health
Participating VRDN Series ROC II
R499CE, 3.61% (Liquidity Facility
Citigroup, Inc.) (b)(d)	9,800	9,800
Jefferson County Swr. Rev.:
Participating VRDN Series MS 00 397,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	8,545	8,545
Series 2002 C2, 3.44% (XL Cap.
Assurance, Inc. Insured), VRDN (b) .	7,300	7,300
Mobile Indl. Dev. Board Poll. Cont. Rev.
(Alabama Pwr. Co. Proj.) Series C,
3.57%, VRDN (b)	12,000	12,000
Montgomery AlaHA Spl. Care Facilities
Fing. Auth. Prog. Rev. (Mizell Memorial
Hosp. Proj.) 3.55%, LOC AmSouth
Bank NA, Birmingham, VRDN (b)	5,935	5,935
Tuscaloosa Spl. Care Facilities Fing. Auth.
Residential Care Family Mortgage Rev.
(Capstone Village Proj.) Series C,
3.53%, LOC BNP Paribas SA,
VRDN (b)	19,750	19,750
		87,143

Alaska – 0.6%
Alaska Hsg. Fin. Corp. Participating
VRDN:
Series BA 97 F, 3.61% (Liquidity
Facility Bank of America NA) (b)(d) .	1,160	1,160
Series DB 131, 3.55% (Liquidity Facility
Deutsche Bank AG) (b)(d)	4,920	4,920
Series DB 162, 3.55% (Liquidity Facility
Deutsche Bank AG) (b)(d)	12,045	12,045
Series PA 1298, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,000	5,000
Valdez Marine Term. Rev. (BP Pipelines,
Inc. Proj.):
Series 2003 A, 3.78%, VRDN (b)	9,015	9,015
3.78%, VRDN (b)	4,810	4,810
		36,950

Arizona 1.9%
ABN AMRO Muni. Tops Ctfs. Trust
Participating VRDN SAeries AAB 05
54, 3.54% (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	13,785	13,785

	Principal	Value
	Amount	(000s)
	(000s)

Arizona School Facilities Board Ctfs. of
Prtn. Participating VRDN:
Series IXIS 05 5, 3.55% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(d)	$15,170	$15,170
Series Putters 940, 3.26% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	2,890	2,890
Arizona School Facilities Board State
School Impt. Rev. Participating VRDN:
Series Putters 483, 3.55% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(d)	3,760	3,760
Series Putters 484, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	11,950	11,950
Arizona Tourism & Sports Auth. Tax Rev.
Participating VRDN Series Putters 690,
3.55% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	3,540	3,540
Arizona Trans. Board Hwy. Rev.
Participating VRDN Series ROC II
R1038, 3.56% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	4,135	4,135
Phoenix Civic Impt. Corp. District Rev.
Participating VRDN Series PZ 85,
3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,325	6,325
Phoenix Gen. Oblig. Participating VRDN
Series PT 1436, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Govt. Office
Lease Rev. Participating VRDN Series
Putters 1119, 3.55% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	4,130	4,130
Phoenix Indl. Dev. Auth. Multi family Hsg.
Rev. (Paradise Lakes Apt. Proj.) Series
1995, 3.62%, LOC Bank of America
NA, VRDN (b)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr.
District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,655	1,655
Series SG 03 160, 3.55% (Liquidity
Facility Societe Generale) (b)(d)	18,600	18,600
Series 1997 A:
3.15% 3/13/06, CP	7,900	7,900
3.18% 4/7/06, CP	10,075	10,075
		122,010

Arkansas 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist
Health Proj.) Series 1995, 3.56%
(MBIA Insured), VRDN (b)	1,950	1,950

Quarterly Report 2

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

California 1.4%
California Dept. of Wtr. Resources Pwr.
Supply Rev. Bonds:
Subseries 2005 G14, 3.17%, tender
3/2/06 (FGIC Insured) (b)	$15,000	$15,000
Subseries 2005 G6, 3.17%, tender
2/16/06 (FSA Insured) (b)	11,000	11,000
Los Angeles Dept. of Wtr. & Pwr. Rev.
Participating VRDN Series EGL
7053026, 3.55% (Liquidity Facility
Citibank NA) (b)(d)	35,000	35,000
Los Angeles Wastewtr. Sys. Rev.
Participating VRDN Series EGL
7053003 Class A, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	22,000	22,000
Pajaro Valley Unified School District
Participating VRDN Series PA 1182,
3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,290	4,290
		87,290

Colorado 3.2%
Adams County Rev. Participating VRDN
Series TOC 05 T, 3.55% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(d)	12,200	12,200
Arapahoe Park & Recreation District
Participating VRDN Series PT 1677,
3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,600	1,600
Centerra Metropolitan District No. 1 Rev.
3.54%, LOC BNP Paribas SA,
VRDN (b)	12,000	12,000
Colorado Ed. Ln. Prog. TRAN Series B,
6.25% 8/7/06	42,200	42,849
Colorado Health Facilities Auth. Rev.
(Boulder Cmnty. Hosp. Proj.) Series
2000, 3.55%, LOC JPMorgan Chase
Bank, VRDN (b)	18,800	18,800
Colorado Hsg. & Fin. Auth. Bonds Series
A5 Class 1, 3.43% 1/3/07 (e)	25,200	25,200
Colorado Springs Utils. Rev. Participating
VRDN:
Series SGA 88, 3.73% (Liquidity
Facility Societe Generale) (b)(d)	17,000	17,000
Series SGB 28, 3.56% (Liquidity
Facility Societe Generale) (b)(d)	12,000	12,000
Colorado Wtr. Resources and Pwr. Dev.
Auth. Wastewtr. Rev. Participating
VRDN Series PT 2781, 3.55% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	14,220	14,220
Denver City & County Arpt. Rev.
Participating VRDN:
Series MS 00 425, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	8,433	8,433
Series MS 1167, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	15,228	15,228

	Principal	Value
	Amount	(000s)
	(000s)

Jefferson County School District #R1
Participating VRDN Series PT 2716,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$4,985	$4,985
Mesa County Valley School District #051,
Grand Junction Participating VRDN
Series PT 2456, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	7,660	7,660
Reg’l. Trans. District Sales Tax Rev.
Participating VRDN Series MS 01 679,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	6,915	6,915
Southern Ute Indian Tribe of Southern Ute
Indian Reservation 3.58%, VRDN (b) .	3,500	3,500
		202,590

Delaware 0.3%
Wilmington Adjustable Rate Demand
Rev. (Delaware Art Museum, Inc. Proj.)
3.58%, LOC Allied Irish Banks PLC,
VRDN (b)	20,650	20,650
District Of Columbia – 1.6%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 750, 3.55% (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)	14,635	14,635
Series PT 852, 3.55% (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.56%
(Liquidity Facility Citibank
NA) (b)(d)	3,965	3,965
TRAN 4% 9/29/06	54,500	54,780
District of Columbia Hsg. Fin. Auth. Cap.
Prog. Rev. Participating VRDN Series
PT 2780, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
District of Columbia Rev. (DC Preparatory
Academy Proj.) 3.56%, LOC
Manufacturers & Traders Trust Co.,
VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth.
Participating VRDN Series PA 612,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,320	5,320
		100,110

Florida – 5.2%
Florida Board of Ed. Cap. Outlay
Participating VRDN:
Series EGL 01 902, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)	23,360	23,360
Series EGL 01 905, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,630	5,630
Series EGL 7050031, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	4,600	4,600

3 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Florida – continued
Florida Board of Ed. Cap. Outlay
Participating VRDN: continued
Series ROC II R344, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	$13,960	$13,960
Series SGA 03 138, 3.53% (Liquidity
Facility Societe Generale) (b)(d)	3,090	3,090
Florida Board of Ed. Lottery Rev.
Participating VRDN:
Series EGL 00 904, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,000	5,000
Series EGL 01 904, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)	23,375	23,375
Series EGL 01 906, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)	3,000	3,000
Series MS 01 570, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	13,490	13,490
Florida Board of Ed. Pub. Ed.
Participating VRDN Series ROC II
R6037, 3.55% (Liquidity Facility
Citibank NA) (b)(d)	2,985	2,985
Florida Dept. of Envir. Protection
Preservation Rev. Participating VRDN
Series Clipper 05 20, 3.08% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(d)	5,000	5,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%,
tender 11/14/06 (Liquidity Facility
Wachovia Bank NA) (b)(d)(f)	34,000	34,000
Participating VRDN Series ROC II
R1001 3.55% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	7,540	7,540
Highlands County Health Facilities Auth.
Rev. (Adventist Health Sys./Sunbelt
Obligated Group Proj.) Series C,
3.56%, VRDN (b)	19,300	19,300
Hollywood Wtr. & Swr. Rev. Participating
VRDN Series ROC II R4055, 3.55%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	2,750	2,750
JEA Elec. Sys. Rev. Participating VRDN
Series PA 1068, 3.56% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
JEA Wtr. & Swr. Sys. Rev. Participating
VRDN Series Putters 408, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,675	2,675
Martin County Poll. Cont. Rev. (Florida
Pwr. & Lt. Co. Proj.) Series 2000,
3.75%, VRDN (b)	11,150	11,150
Miami Dade County Edl. Facilities Auth.
Rev. Participating VRDN Series SG
176, 3.54% (Liquidity Facility Societe
Generale) (b)(d)	19,000	19,000

	Principal	Value
	Amount	(000s)
	(000s)

Miami Dade County Health Facilities
Auth. Hosp. Rev. Participating VRDN
Series PT 721, 3.54% (Liquidity Facility
BNP Paribas SA) (b)(d)	$9,300	$9,300
Miami Dade County Pub. Svc. Tax Rev.
Participating VRDN Series MSTC 02
9043, 3.53% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	3,160	3,160
Orange County Sales Tax Rev.
Participating VRDN Series Putters 717,
3.55% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	1,965	1,965
Orange County School Board Ctfs. of
Prtn. Participating VRDN Series ROC II
2182, 3.55% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,440	3,440
Orange County Tourist Dev. Tax Rev.
Participating VRDN Series MS 817,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	7,315	7,315
Palm Beach County Rev. (Morse Oblig.
Group Proj.) 3.56%, LOC Key Bank
NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy
Lakes Day School Proj.) 3.6%, LOC
Bank of America NA, VRDN (b)	1,955	1,955
Sunshine State Govt. Fing. Commission
Rev.:
Series A, 3.11% 3/8/06 (AMBAC
Insured) (FGIC Insured), CP	33,700	33,700
Series D, 3.11% 3/8/06 (FGIC
Insured) (AMBAC Insured), CP	14,505	14,505
Series I, 3.11% 3/8/06 (CIFG North
America Insured) (AMBAC Insured), CP	28,250	28,250
Tampa Bay Wtr. Util. Sys. Rev.
Participating VRDN Series BA 01 N,
3.59% (Liquidity Facility Bank of
America NA) (b)(d)	5,200	5,200
		324,315

Georgia – 1.7%
Athens Clarke County Unified Govt. Dev.
Auth. Rev. (Univ. of Georgia Athletic
Assoc. Proj.) Series B, 3.74%, LOC
Bank of America NA, VRDN (b)	9,660	9,660
Atlanta Arpt. Passenger Facilities Charge
Rev. Participating VRDN Series EGL
7053030, 3.56% (Liquidity Facility
Citibank NA) (b)(d)	11,400	11,400
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	10,000	10,000
Series MS 00 375, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	14,345	14,345

Quarterly Report 4

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Georgia – continued
Atlanta Wtr. & Wastewtr. Rev.
Participating VRDN:
Series EGL 720050009, 3.56%
(Liquidity Facility Citibank NA) (b)(d)	$ 6,000	$ 6,000
Series ROC II R 324, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	4,370	4,370
Carrollton Payroll Dev. Auth. Rev.
Participating VRDN Series PT 2468,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,275	5,275
Fulton County Wtr. & Swr. Rev.
Participating VRDN Series MS 1120,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	7,320	7,320
Georgia Gen. Oblig. Participating
VRDN:
Series EGL 01 1001, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	10,580	10,580
Series EGL 04 1004, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	5,000	5,000
Georgia Muni. Elec. Auth. Pwr. Rev.
Participating VRDN Series Macon 04
E, 3.59% (Liquidity Facility Bank of
America NA) (b)(d)	6,810	6,810
Metropolitan Atlanta Rapid Transit Series
2004 B, 3.17% 3/9/06, LOC Dexia
Cr. Local de France, CP	3,900	3,900
Metropolitan Atlanta Rapid Transit Auth.
Sales Tax Rev. Participating VRDN
Series ROC II R4011, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	3,210	3,210
Putnam County Dev. Auth. Poll. Cont.
Rev. Bonds (Georgia Pwr. Co. Plant
Proj.) First Series 1997, 2.83%, tender
5/5/06 (b)	9,200	9,200
		107,070

Hawaii 0.6%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	11,745	11,745
Series ROC II R153, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	3,300	3,300
Series ROC II R417, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	7,400	7,400
Hawaii Hwy. Rev. Participating VRDN
Series EGL 7051003, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	9,900	9,900

	Principal	Value
	Amount	(000s)
	(000s)

Honolulu City & County Gen. Oblig.
Participating VRDN:
Series Putters 1176, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	$ 3,410	$ 3,410
Series ROC II R5025, 3.34% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	10	10
		35,765

Illinois – 7.4%
Champaign County Cmnty. Unit School
District #116 Urbana Participating
VRDN Series Floaters 01 669, 3.55%
(Liquidity Facility Morgan
Stanley) (b)(d)	7,105	7,105
Champaign County Gen. Oblig.
Participating VRDN Series Putters 887,
3.55% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,465	5,465
Chicago Board of Ed. Participating
VRDN:
Series BA 96 BB, 3.61% (Liquidity
Facility Bank of America NA) (b)(d) .	9,000	9,000
Series Merlots 97 E, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	8,700	8,700
Series MSDW 01 467, 3.55%
(Liquidity Facility Morgan
Stanley) (b)(d)	3,000	3,000
Series TOC 05 Z8, 3.59% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(d)	7,850	7,850
Chicago Gen. Oblig. Participating
VRDN:
Series MS 00 426, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	7,695	7,695
Series MS 1026, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	5,000	5,000
Series PA 643R, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,895	5,895
Series PT 2356, 3.55% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	9,525	9,525
Series Putters 1050, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,800	3,800
Series Putters 737, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	8,105	8,105
Series TOC 05 O, 3.55% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(d)	7,370	7,370
Chicago O’Hare Int’l. Arpt. Rev.:
Participating VRDN:
Series DB 188, 3.55% (Liquidity
Facility Deutsche Bank AG) (b)(d) .	8,730	8,730
Series PT 3334, 3.55% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	11,490	11,490

5 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev.:
continued
Series 2005 D, 3.51% (CIFG North
America Insured), VRDN (b)(e)	$ 34,000	$ 34,000
Chicago Park District Participating
VRDN:
Series PT 3195, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,885	5,885
Series Putters 710, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	6,310	6,310
Chicago Pub. Bldg. Commission Bldg.
Rev. Participating VRDN Series PT
1835, 3.55% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	5,965	5,965
Chicago Skyway Toll Bridge Rev.
Participating VRDN Series EGL 01
1304, 3.56% (Liquidity Facility
Citibank NA, New York) (b)(d)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN
Series Merlots 00 TT, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 21, 3.59%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	5,040	5,040
Cook County Forest Preservation District
Participating VRDN Series Putters 566,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,300	6,300
Cook County Gen. Oblig. Participating
VRDN:
Series EGL 01 1302, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	6,700	6,700
Series PT 2637, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,125	5,125
DuPage County Trans. Rev. Participating
VRDN Series PT 3008, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,535	5,535
Hoffman Estates Tax Increment Rev.
(Sears, Roebuck & Co. Proj.) 3.52%,
LOC Northern Trust Co., Chicago,
VRDN (b)	15,400	15,400
Illinois Edl. Facilities Auth. Revs.
Participating VRDN:
Series Merlots 97 U, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	4,250	4,250
Series MS 1077, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II
R6015, 3.56% (Liquidity Facility
Citibank NA) (b)(d)	4,975	4,975

	Principal	Value
	Amount	(000s)
	(000s)

(Central DuPage Hosp. Proj.) Series B,
3.57%, VRDN (b)	$ 20,000	$ 0,000
(Rest Haven Christian Services Proj.)
Series B, 3.56%, LOC KBC Bank NV,
VRDN (b)	9,800	9,800
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	2,300	2,300
Series MS 1024, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	13,545	13,545
Series MS 98 143, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	38,520	38,520
Series PT 1975, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,990	3,990
Series Putters 133, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	4,940	4,940
TRAN 4.5% 3/30/06	40,200	40,336
Illinois Health Facilities Auth. Rev.
(Memorial Health Sys. Proj.) 3.8%,
LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Illinois Reg’l. Trans. Auth. Participating
VRDN:
Series EGL 01 1306, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,600	8,600
Series EGL 7050028 Class A, 3.56%
(Liquidity Facility Citibank NA) (b)(d)	2,895	2,895
Series Merlots 02 A24, 3.54%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	4,955	4,955
Series PT 2761, 3.55% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	18,860	18,860
Lake County Cmnty. High School District
Participating VRDN Series Stars 92,
3.55% (Liquidity Facility BNP Paribas
SA) (b)(d)	14,330	14,330
Metropolitan Pier & Exposition Auth.
Dedicated State Tax Rev. Participating
VRDN:
Series PZ 44, 3.59% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,610	6,610
Series PZ 84, 3.59% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	13,465	13,465
Quad Cities Reg’l. Econ. Dev. Auth. Rev.
(Two Rivers YMCA, Inc. Proj.) 3.8%,
LOC U.S. Bank NA, Minnesota,
VRDN (b)	2,600	2,600
Schaumburg Village Gen. Oblig.
Participating VRDN:
Series EGL 04 45 Class A, 3.56%
(Liquidity Facility Citibank NA) (b)(d)	3,085	3,085
Series MS 1178, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	8,825	8,825

Quarterly Report 6

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Illinois – continued
Univ. of Illinois Auxiliary Facilities Sys.
Rev. Participating VRDN:
Series EGL 00 1301, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	$ 6,855	$ 6,855
Series SG 65, 3.55% (Liquidity Facility
Societe Generale) (b)(d)	3,000	3,000
Yorkville Svc. Area 2004 106 Tax (MPI
Grande Reserve Proj.) 3.5%, LOC
Lasalle Bank NA, VRDN (b)	6,000	6,000
		465,421

Indiana – 2.3%
Avon 2000 Cmnty. School Bldg. Corp.
Participating VRDN Series Putters
1055, 3.55% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	6,310	6,310
Boone County Hosp. Assoc. Lease Rev.
Participating VRDN Series DB 149,
3.55% (Liquidity Facility Deutsche Bank
AG) (b)(d)	8,980	8,980
Ctr. Grove 2000 Bldg. Corp.
Participating VRDN Series DB 135,
3.55% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,065	6,065
Indiana Edl. Facilities Auth. Rev.:
(DePauw Univ. Proj.) 3.75%, LOC
Northern Trust Co., Chicago,
VRDN (b)	29,250	29,250
(Earlham College Proj.) Series E,
3.54%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	7,505	7,505
Indiana Health & Edl. Facilities Fing.
Auth. Hosp. Rev. (Howard Reg’l. Health
Sys. Proj.):
Series A, 3.8%, LOC Comerica Bank,
Detroit, VRDN (b)	3,400	3,400
3.75%, LOC JPMorgan Chase Bank,
VRDN (b)	30,000	30,000
Indiana Muni. Pwr. Agcy. Pwr. Supply
Sys. Rev. Participating VRDN Series PT
1412, 3.55% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	12,410	12,410
Indiana Toll Road Commission Toll Road
Rev. Participating VRDN Series Merlots
01 A104, 3.54% (Liquidity Facility
Wachovia Bank NA) (b)(d)	3,275	3,275
Indiana Trans. Fin. Auth. Hwy.
Participating VRDN:
Series Merlots B18, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	4,995	4,995
Series MS 942 D, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	4,310	4,310
Mount Vernon of Hancock County
Multi School Corp. Participating VRDN
Series DB 137, 3.55% (Liquidity Facility
Deutsche Bank AG) (b)(d)	5,500	5,500

	Principal	Value
	Amount	(000s)
	(000s)

New Albany Floyd County Independent
School Bldg. Corp. Participating VRDN
Series PT 2794, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,000	$ 8,000
Plainfield Cmnty. High School Bldg. Corp.
Participating VRDN Series PT 3281,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,425	5,425
Richmond Econ. Dev. Rev. (Friends
Fellowship Cmnty. Proj.) Series 1993,
3.65%, LOC U.S. Bank NA, Minnesota,
VRDN (b)	900	900
Valparaiso Econ. Dev. Rev. (Indiana
Retirement Cmnty. Proj.) 3.65%, LOC
JPMorgan Chase Bank, VRDN (b)	800	800
Westfield Independent High School Bldg.
Corp. Participating VRDN Series
Putters 98 236, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d) .	10,065	10,065
		147,190

Iowa 0.4%
Grinnell Hosp. Rev. (Grinnell Reg’l. Med.
Ctr. Proj.) 3.8%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	4,535	4,535
Iowa Fin. Auth. Wellness Facilities Rev.
(Cmnty. Y of Marshalltown Proj.) 3.6%,
LOC Bank of America NA, VRDN (b) .	3,500	3,500
Iowa Higher Ed. Ln. Auth. Rev. (Saint
Ambrose Univ. Proj.) 3.75%, LOC
Northern Trust Co., Chicago, VRDN (b)	15,545	15,545
		23,580

Kansas 0.9%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00
1601, 3.56% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,000	4,000
Series 2004 C3, 3.48% (Liquidity
Facility DEPFA BANK PLC), VRDN (b)	22,875	22,875
Olathe Health Facilities Rev. (Olathe
Med. Ctr. Proj.) Series A, 3.75%
(AMBAC Insured), VRDN (b)	12,405	12,405
Wichita Hosp. Rev. Participating VRDN
Series MT 170, 3.55% (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)	9,200	9,200
Wyandotte County/Kansas City Unified
Govt. Gen. Oblig. BAN 3% 4/1/06	10,955	10,955
		59,435

Kentucky – 1.0%
Clark County Poll. Cont. Rev. Bonds (East
Kentucky Pwr. Coop., Inc. Proj.) Series
J2, 2.95%, tender 4/15/06 (Nat’l.
Rural Utils. Coop. Fin. Corp.
Guaranteed) (b)	2,695	2,695
Danville Multi City Lease Rev. Bonds
3.16% tender 3/8/06, LOC Fifth Third
Bank, Cincinnati, CP mode	25,675	25,675

7 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Kentucky – continued
Kentucky Property & Bldgs. Commission
Revs. Participating VRDN:
Series EGL 04 2, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	$ 3,000	$ 3,000
Series IXIS 05 24, 3.55% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(d)	6,985	6,985
Series Putters 739, 3.55% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(d)	2,860	2,860
Louisville & Jefferson County
Metropolitan Swr. District Swr. & Drain
Sys. Rev. Participating VRDN Series
EGL 01 1701, 3.56% (Liquidity Facility
Citibank NA, New York) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East
Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.7% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	2,250	2,250
Series 1984 B2, 3.7% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	6,500	6,500
Series 1984 B3, 3.7% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	6,075	6,075
		59,955

Louisiana 0.5%
Louisiana Gas & Fuel Tax Rev.
Participating VRDN Series PT 2749,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,990	4,990
Louisiana Pub. Facilities Auth. Rev.
Participating VRDN Series PT 2439,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,270	6,270
New Orleans Aviation Board Rev. Series
1993 B, 3.6% (MBIA Insured),
VRDN (b)	18,000	18,000
		29,260

Maine – 0.1%
Maine Health & Higher Ed. Facilities
Auth. Rev. Participating VRDN Series
PT 1923, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	2,745	2,745
Maine Tpk. Auth. Tpk. Rev. Participating
VRDN Series EGL 00 1901, 3.56%
(Liquidity Facility Citibank NA, New
York) (b)(d)	3,975	3,975
		6,720

Maryland – 1.1%
Baltimore County Gen. Oblig. Series
1995, 3.17% 3/8/06, CP	10,300	10,300
Baltimore County Metropolitan District
3.18% 4/7/06 (Liquidity Facility
WestLB AG), CP	6,700	6,700

	Principal	Value
	Amount	(000s)
	(000s)

Baltimore Rev. Participating VRDN Series
SGA 20, 3.6% (Liquidity Facility
Societe Generale) (b)(d)	$ 5,500	$ 5,500
Maryland Cmnty. Dev. Administration
Dept. of Hsg. & Cmnty. Dev.
Participating VRDN Series MT 160,
3.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	9,900	9,900
Maryland Health & Higher Edl. Facilities
Auth. Rev. (Adventist Health Mid
Atlantic Proj.) Series 2005 B, 3.55%,
LOC Manufacturers & Traders Trust
Co., VRDN (b)	15,000	15,000
Montgomery County Econ. Dev. Rev.
(Riderwood Village, Inc. Proj.) 3.55%,
LOC Manufacturers & Traders Trust
Co., VRDN (b)	20,000	20,000
		67,400

Massachusetts 2.2%
Massachusetts Gen. Oblig. Participating
VRDN:
Series EGL 01 2105, 3.55% (Liquidity
Facility Citibank NA, New
York) (b)(d)(e)	21,000	21,000
Series EGL 04 0005, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	12,000	12,000
Series EGL 7050062, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	16,575	16,575
Massachusetts School Bldg. Auth.
Dedicated Sales Tax Rev. Participating
VRDN Series 720050069, 3.55%
(Liquidity Facility Citibank NA) (b)(d)(e)	21,160	21,160
Massachusetts Spl. Oblig. Dedicated Tax
Rev. Participating VRDN:
Series EGL 7050063, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	54,400	54,400
Series EGL 7050068, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	11,880	11,880
		137,015

Michigan – 2.6%
Charlotte Pub. School District
Participating VRDN Series Putters 860,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,045	5,045
Detroit City School District Participating
VRDN:
ROC II R1033, 3.56% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,665	3,665
Series BA 01 P, 3.61% (Liquidity
Facility Bank of America NA) (b)(d) .	6,075	6,075
Series PT 1579, 3.54% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	13,030	13,030

Quarterly Report 8

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Michigan – continued
Detroit Swr. Disp. Rev. Participating
VRDN Series Merlots 00 I, 3.54%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	$ 7,500	$ 7,500
Detroit Wtr. Supply Sys. Rev.
Participating VRDN Series Merlots 00
D, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,100	4,100
Fraser Pub. School District Participating
VRDN Series AAB 05 39, 3.54%
(Liquidity Facility ABN AMRO Bank
NV) (b)(d)	8,000	8,000
Huron Valley School District Participating
VRDN Series EGL 01 2203, 3.56%
(Liquidity Facility Citibank NA, New
York) (b)(d)	13,375	13,375
Kent County Bldg. Auth. Participating
VRDN Series PT 3242, 3.54% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	11,050	11,050
Michigan Bldg. Auth. Rev. Participating
VRDN:
Series AAB 02 35, 3.54% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	13,845	13,845
Series AAB 05 33, 3.54% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	5,995	5,995
Series EGL 01 2202, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,145	8,145
Michigan Gen. Oblig.:
Bonds Series 2005 C, 3.15% tender
4/4/06 (Liquidity Facility DEPFA
BANK PLC), CP mode	5,300	5,300
Participating VRDN Series Putters 125,
3.55% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	9,055	9,055
Michigan Hosp. Fin. Auth. Hosp. Rev.
Series C, 3.56%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev.
Participating VRDN Series Stars 141,
3.54% (Liquidity Facility BNP Paribas
SA) (b)(d)	2,830	2,830
Michigan Pub. Pwr. Agcy. Rev.
Participating VRDN Series IXIS 05 28,
3.54% (Liquidity Facility CDC Fin. CDC
IXIS) (b)(d)	17,815	17,815
Michigan Strategic Fund Ltd. Oblig. Rev.
(The Van Andel Research Institute Proj.)
Series 1999, 3.58%, LOC Standard
Fed. Bank, VRDN (b)	14,400	14,400
		161,125

	Principal	Value
	Amount	(000s)
	(000s)

Minnesota – 1.7%
Duluth Econ. Dev. Auth. Health Care
Facilities Rev. (Miller Dwan Med. Ctr.
#97 Proj.) 3.8%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	$ 3,650	$ 3,650
Minneapolis & Saint Paul Hsg. Fin. Board
Rev. Participating VRDN Series MT
120, 3.56% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(d) .	4,940	4,940
Minneapolis & Saint Paul Metropolitan
Arpts. Commission Arpt. Rev.
Participating VRDN:
Series Merlots 00 ZZ, 3.54% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,275	3,275
Series SGA 121, 3.6% (Liquidity
Facility Societe Generale) (b)(d)	3,700	3,700
Minnesota Gen. Oblig. Participating
VRDN:
Series EGL 01 2301, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	3,300	3,300
Series MS 01 719, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	43,120	43,120
Series ROC II R4039, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	3,650	3,650
Minnetonka Multi family Hsg. Rev. (Cliffs
at Ridgedale Proj.) Series 1995,
3.56%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities
(Presbyterian Homes Proj.) 3.8%, LOC
U.S. Bank NA, Minnesota, VRDN (b) .	3,405	3,405
Southern Minnesota Muni. Pwr. Agcy.
Pwr. Supply Sys. Rev. Series A, 3.15%
3/8/06 (Liquidity Facility Landesbank
Hessen Thuringen), CP	10,000	10,000
West Saint Paul Independent School
District #197 Participating VRDN
Series Putters 602, 3.55% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	3,940	3,940
		104,380

Mississippi 1.1%
Claiborne County Poll. Cont. Rev. Bonds
(South Mississippi Elec. Pwr. Assoc.
Proj.) Series 1985 G2, 3.08% tender
3/8/06 (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed), CP mode	6,900	6,900
Jackson County Port Facilities Rev.
(Chevron U.S.A., Inc. Proj.) Series
1993, 3.74%, VRDN (b)	7,020	7,020
Mississippi Dev. Bank Spl. Oblig.
Participating VRDN Series ROC II
R6051, 3.56% (Liquidity Facility
Citibank NA) (b)(d)	6,915	6,915

9 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Mississippi continued
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	$ 5,300	$ 5,300
Series MS 905, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	16,370	16,370
Series ROC II R1043, 3.56%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	4,400	4,400
3.55% (Liquidity Facility Bank of
America NA), VRDN (b)	16,500	16,500
		66,730

Missouri 1.2%
Kansas City Indl. Dev. Auth. (Ewing
Marion Kauffman Foundation Prog.):
Series A, 3.75%, VRDN (b)	4,100	4,100
3.75%, VRDN (b)	7,000	7,000
Missouri Board of Pub. Bldgs. State
Office Bldg. Spl. Oblig. Participating
VRDN Series Putters 382, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	7,020	7,020
Missouri Health & Edl. Facilities Auth.
Edl. Facilities Rev.:
Participating VRDN Series SG 157,
3.55% (Liquidity Facility Societe
Generale) (b)(d)	14,840	14,840
(DeSmet Jesuit High School Proj.)
Series 2002, 3.8%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 3.8% (Liquidity
Facility Bank of America NA),
VRDN (b)	4,700	4,700
3.8% (Liquidity Facility U.S. Bank
NA, Minnesota), VRDN (b)	4,120	4,120
Missouri Health & Edl. Facilities Auth.
Health Facilities Rev. Participating
VRDN:
Series MS 1049, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	8,085	8,085
Series Putters 847, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,195	3,195

	Principal	Value
	Amount	(000s)
	(000s)

Missouri Health & Edl. Facilities Auth.
Rev. (Stowers Institute Med. Research)
3.58% (MBIA Insured), VRDN (b)	$ 12,850	$ 12,850
Platte County Reorganized School District
Participating VRDN Series PT 2180,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,230	5,230
		77,040

Nebraska 0.5%
Muni. Energy Agcy. Pwr. Swr. Rev.
Participating VRDN:
Series MS 1176, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	8,610	8,610
Series ROC II R2051, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	4,365	4,365
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	9,000	9,000
Series MSTC 00 108, 3.73% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	9,495	9,495
		31,470

Nevada 1.2%
Clark County Gen. Oblig. Participating
VRDN Series ROC II R1035, 3.56%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	5,935	5,935
Clark County School District Participating
VRDN:
Series PT 2406, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,500	5,500
Series Putters 1158, 3.55% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(d)	5,185	5,185
Series Putters 745, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,585	3,585
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 37, 3.55%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	20,000	20,000
Las Vegas Valley Wtr. District
Participating VRDN Series PT 1675,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	11,895	11,895
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,490	7,490

Quarterly Report 10

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Nevada continued
Nevada Gen. Oblig. Participating VRDN:
– continued
Series SGB 31, 3.56% (Liquidity
Facility Societe Generale) (b)(d)	$ 7,600	$ 7,600
Washoe County School District Gen.
Oblig. Participating VRDN Series
Putters 759, 3.55% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	6,470	6,470
		73,660

New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Poll.
Cont. Rev. Participating VRDN Series
PT 1810, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240
New Hampshire Health & Ed. Facilities
Auth. Rev. (Riverwoods at Exeter Proj.)
3.62%, LOC Fleet Nat’l. Bank,
VRDN (b)	3,095	3,095
New Hampshire Higher Edl. & Health
Facilities Auth. Rev. Participating VRDN
Series MS 866, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	11,200	11,200
		19,535

New Jersey 1.9%
Garden State Preservation Trust Open
Space & Farmland Preservation
Participating VRDN Series MS 1211,
3.54% (Liquidity Facility Morgan
Stanley) (b)(d)	10,000	10,000
New Jersey Econ. Dev. Auth. Rev.
Participating VRDN Series EGL 04 18
Class A, 3.55% (Liquidity Facility
Citibank NA) (b)(d)(e)	6,900	6,900
New Jersey Edl. Facilities Auth. Rev.
Participating VRDN:
Series ROC II R2102, 3.55% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	4,735	4,735
Series ROC II R464, 3.56% (Liquidity
Facility Citibank NA) (b)(d)(e)	15,875	15,875
New Jersey Tpk. Auth. Tpk. Rev.
Participating VRDN Series PA 613,
3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,165	3,165
New Jersey Trans. Trust Fund Auth.
Participating VRDN:
Series PA 646, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,020	5,020
Series PT 3291, 3.54% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	33,150	33,150
Series Putters 1142, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	9,445	9,445

	Principal	Value
	Amount	(000s)
	(000s)

Series Putters 1166, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	$ 23,410	$ 23,410
Series ROC 4040, 3.55% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	7,060	7,060
		118,760

New Jersey/Pennsylvania – 0.1%
Delaware River Port Auth. Pennsylvania
& New Jersey Rev. Participating VRDN
Series SGA 89, 3.73% (Liquidity
Facility Societe Generale) (b)(d)	6,545	6,545
New York 7.6%
Metropolitan Trans. Auth. Rev.
Participating VRDN Series ROC II
R282, 3.55% (Liquidity Facility Citibank
NA) (b)(d)	20,135	20,135
New York City Gen. Oblig. Participating
VRDN Series ROC II R251, 3.58%
(Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	12,000	12,000
New York City Muni. Wtr. Fin. Auth. Wtr.
& Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 27 Class A, 3.55%
(Liquidity Facility Citibank
NA) (b)(d)	8,485	8,485
Series EGL 04 35 Class A, 3.55%
(Liquidity Facility Citibank
NA) (b)(d)	4,950	4,950
Series EGL 7050083, 3.55%
(Liquidity Facility Citibank
NA) (b)(d)	8,000	8,000
Series Merlots 00 DDD, 3.53%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	18,670	18,670
Series MS 1025, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	22,035	22,035
Series MS 1070, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	32,495	32,495
Series MS 1083, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	5,705	5,705
Series PA 960, 3.56% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,100	7,100
Series Putters 621, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	21,110	21,110
Series ROC II R406, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	16,960	16,960
Series 2003 7, 3.3% 1/6/06, CP	16,000	16,000
Series 5A, 3.18% 4/13/06 (Liquidity
Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility
WestLB AG), CP	16,200	16,200

11	Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr.
& Swr. Sys. Rev.: – continued
Series 6, 3.14% 4/7/06 (Liquidity
Facility Landesbank Baden Wuert)
(Liquidity Facility Landesbank
Hessen Thuringen), CP	$ 27,500	$ 27,500
New York Convention Ctr. Dev. Corp.
Rev. Participating VRDN Serries EGL
7050081, 3.55% (Liquidity Facility
Citibank NA) (b)(d)	10,000	10,000
New York State Dorm. Auth. Revs.
Participating VRDN:
Series EGL 7053001 Class A, 3.55%
(Liquidity Facility Citibank NA) (b)(d)	18,950	18,950
Series PA 784R, 3.54% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,025	7,025
Series ROC II R6052, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	15,160	15,160
New York State Thruway Auth. Hwy. &
Bridge Trust Fund Participating VRDN
Series MS 1179, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	19,505	19,505
New York State Thruway Auth. State
Personal Income Tax Rev. Participating
VRDN Series Putters 1186, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	6,265	6,265
New York Transitional Fin. Auth. Rev.
Participating VRDN:
Series Merlots 99 G, 3.53% (Liquidity
Facility Wachovia Bank NA) (b)(d)	22,695	22,695
Series MS 01 698, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	20,725	20,725
Series PT 3299, 3.54% (Liquidity
Facility DEPFA BANK PLC) (b)(d)	22,815	22,815
Series Putters 424, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	6,480	6,480
Series ROC II R465, 3.55% (Liquidity
Facility Citibank NA) (b)(d)	12,305	12,305
Sales Tax Asset Receivables Corp.
Participating VRDN Series Putters
1133Z, 3.55% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	19,360	19,360
Triborough Bridge & Tunnel Auth. Revs.
Series B, 3.49% (Liquidity Facility Dexia
Cr. Local de France), VRDN (b)	55,500	55,500
		474,130

	Principal	Value
	Amount	(000s)
	(000s)

Non State Specific – 0.1%
Clipper Tax Exempt Trust Participating
VRDN:
Series Clipper 05 26, 3.63% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(d)	$ 3,360	$ 3,360
Series Clipper 05 7, 3.63% (Liquidity
Facility State Street Bank & Trust Co.,
Boston) (b)(d)	4,600	4,600
		7,960

North Carolina – 2.0%
High Point Combined Enterprise Sys. Rev.
Participating VRDN Series MS 998,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	2,495	2,495
Mecklenburg County Ctfs. of Prtn. 3.56%
(Liquidity Facility Bank of America NA),
VRDN (b)	21,125	21,125
North Carolina Cap. Facilities Fin. Agcy.
Ed. Facilities Rev. (Forsyth Country Day
School, Inc. Proj.) 3.55%, LOC Branch
Banking & Trust Co., VRDN (b)	4,900	4,900
North Carolina Cap. Facilities Fin. Agcy.
Rev. Participating VRDN Series TOC
2005 I, 3.55% (Liquidity Facility
Goldman Sachs Group, Inc.) (b)(d)	17,830	17,830
North Carolina Ctfs. of Prtn. Participating
VRDN Series Putters 429, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	6,130	6,130
North Carolina Eastern Muni. Pwr. Agcy.
Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MS 955 D, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	4,400	4,400
Series MT 99, 3.55% (Liquidity Facility
BNP Paribas SA) (b)(d)	4,075	4,075
Series PA 693, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
North Carolina Gen. Oblig. Participating
VRDN:
Series IXIS 05 22, 3.56% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(d)	8,900	8,900
Series PT 2207, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,540	8,540
Series ROC II R384, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	4,445	4,445
North Carolina Med. Care Commission
Health Care Facilities Rev. (Carolina
Meadows, Inc. Proj.) 3.56%, LOC
Allied Irish Banks PLC, VRDN (b)	5,000	5,000
North Carolina Med. Care Commission
Retirement Facilities Rev. (The Givens
Estates Proj.) Series 2003 C, 3.55%,
LOC Bank of Scotland, VRDN (b)	800	800

Quarterly Report 12

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

North Carolina – continued
North Carolina Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Participating
VRDN:
Series PT 900, 3.55% (Liquidity Facility
BNP Paribas SA) (b)(d)	$ 9,695	$ 9,695
Series ROC II R211, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	4,330	4,330
Univ. of North Carolina at Chapel Hill
Rev. Participating VRDN Series TOC 05
W, 3.55% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	8,000	8,000
		123,825

North Dakota – 0.2%
North Dakota Muni. Bond Bank
Participating VRDN Series PT 1919,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,520	6,520
Ward County Health Care Facility Rev.
Series 2002 A, 3.8%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	7,750	7,750
		14,270

Ohio – 2.7%
Cincinnati City School District
Participating VRDN Series EGL 04 34,
3.55% (Liquidity Facility Citibank
NA) (b)(d)	6,000	6,000
Cleveland Muni. School District BAN
3.75% 7/27/06	11,000	11,028
Columbus City School District
Participating VRDN Series TOC 04 H,
3.55% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	8,300	8,300
Cuyahoga County Econ. Dev. Rev.
(Cleveland Botanical Garden Proj.)
3.56%, LOC Allied Irish Banks PLC,
VRDN (b)	10,000	10,000
Cuyahoga County Health Care Facilities
Rev. (The A.M. McGregor Home Proj.)
3.56%, LOC Key Bank NA, VRDN (b) .	4,425	4,425
Cuyahoga County Rev. (Cleveland Clinic
Health Sys. Obligated Group Prog.):
Subseries B1, 3.75%, VRDN (b)	17,500	17,500
Subseries B3, 3.75%, VRDN (b)	17,300	17,300
Erie County Health Care Facilities Rev.
(Commons of Providence Proj.) Series
1999 B, 3.66%, LOC JPMorgan Chase
Bank, VRDN (b)	3,200	3,200
Lake County Hosp. Facilities Rev. (Lake
Hosp. Sys., Inc. Proj.) Series 1996,
3.62%, LOC JPMorgan Chase Bank,
VRDN (b)	10,170	10,170

	Principal	Value
	Amount	(000s)
	(000s)

Ohio Air Quality Dev. Auth. Rev. (Ohio
Edison Co. Proj.) Series 2000 C,
3.75%, LOC Wachovia Bank NA,
VRDN (b)	$ 4,700	$ 4,700
Ohio Bldg. Auth. Participating VRDN
Series ROC II R348, 3.55% (Liquidity
Facility Citibank NA) (b)(d)(e)	13,435	13,435
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 3.54% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,980	9,980
Series Putters 389, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	7,420	7,420
Series Putters 511, 3.55% (Liquidity
Facility PNC Bank NA,
Pittsburgh) (b)(d)	10,345	10,345
Ohio Higher Edl. Facility Commission
Rev. (Pooled Fing. Prog.):
Series 1997, 3.61%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,705	4,705
Series 1999, 3.61%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,875	4,875
Series 2004 B, 3.53%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	6,600	6,600
Univ. of Toledo Gen. Receipts 3.75%
(FGIC Insured), VRDN (b)	9,895	9,895
Warren County Health Care Facilities
Rev. (Otterbein Homes Proj.) Series
1998 B, 3.57%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	10,705	10,705
		170,583

Oklahoma – 0.8%
Oklahoma Cap. Impt. Auth. Facilities
Participating VRDN Series PT 3286,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,585	6,585
Oklahoma Dev. Fin. Auth. Rev.
(Continuing Care Cmnty. Proj.) Series
2002 C, 3.8%, LOC KBC Bank NV,
VRDN (b)	2,200	2,200
Oklahoma Industries Auth. Rev.
Participating VRDN Series Putters
455Z, 3.55% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	7,495	7,495
Payne County Econ. Dev. Auth. Student
Hsg. Rev. (OSUF Phase III Proj.) 3.54%
(AMBAC Insured), VRDN (b)	35,400	35,400
		51,680

Oregon – 1.0%
Oregon Dept. Administrative Svcs. Ctfs.
of Prtn. Participating VRDN Series
Putters 876, 3.55% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,260	5,260
Oregon Dept. of Trans. Hwy. User Tax
Rev. Participating VRDN Series Putters
469, 3.55% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	9,695	9,695

13 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Oregon – continued
Oregon Gen. Oblig. Series 1973 E,
3.55%, VRDN (b)	$ 34,450	$ 34,450
Port Morrow Poll. Cont. Rev. Participating
VRDN Series FRRI 03 F4J, 3.68%
(Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Tri City Metropolitan Trans. District Rev.
Participating VRDN Series Putters 787,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,245	4,245
		63,650

Pennsylvania – 3.1%
Allegheny County Hosp. Dev. Auth. Rev.
Bonds Series PT 762, 2.85%, tender
6/15/06 (Liquidity Facility Landesbank
Hessen Thuringen) (b)(d)(f)	10,560	10,560
Allegheny County Indl. Dev. Auth. Rev.
(UPMC Children’s Hosp. Proj.) Series
2004 A, 3.68%, VRDN (b)	12,400	12,400
Beaver County Indl. Dev. Auth. Poll. Cont.
Rev. Participating VRDN Series EGL 95
3503, 3.55% (Liquidity Facility
Citibank NA, New York) (b)(d)(e)	13,100	13,100
Chester County Health & Ed. Facilities
Auth. Retirement Cmnty. Rev.
(Kendal-Crosslands Communities Proj.)
Series 2003, 3.56%, LOC Allied Irish
Banks PLC, VRDN (b)	2,845	2,845
Delaware County Auth. Hosp. Rev.
(Crozer Chester Med. Ctr. Proj.) Series
1996, 3.48%, LOC KBC Bank NV,
VRDN (b)	4,255	4,255
Harrisburg Auth. Wtr. Rev. Series 2002
B, 3.56% (FSA Insured), VRDN (b)	13,535	13,535
Lancaster Higher Ed. Auth. College Rev.
(Franklin & Marshall College Proj.)
Series 1997, 3.61%, VRDN (b)	14,330	14,330
Lancaster Indl. Dev. Auth. Rev. (United
Zion Retirement Cmnty. Proj.) 3.53%,
LOC Citizens Bank of Pennsylvania,
VRDN (b)	5,785	5,785
Luzerne County Indl. Dev. Auth. Rev.
(United Methodist Homes Proj.) 3.56%,
LOC Bank of New York, New York,
VRDN (b)	5,320	5,320
Montgomery Higher Ed. & Health Auth.
Hosp. Rev. Participating VRDN Series
MSTC 98 31 Class A, 3.6% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	10,000	10,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.
(Dr. Gertrude Barber Ctr. Proj.) 3.53%,
LOC PNC Bank NA, Pittsburgh,
VRDN (b)	5,830	5,830

	Principal	Value
	Amount	(000s)
	(000s)

Pennsylvania Gen. Oblig. Participating
VRDN:
Series IXIS 05 8 Class A, 3.54%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(d)	$ 120	$ 120
Series MSTC 00 110, 3.7% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth.
Hosp. Rev. Participating VRDN Series
MT 42, 3.57% (Liquidity Facility Lloyds
TSB Bank PLC) (b)(d)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth.
Rev.:
(Honeysuckle Student Hldgs., Inc.
Student Hsg. Proj.) Series A, 3.53%,
LOC Allied Irish Banks PLC,
VRDN (b)	8,000	8,000
(Marywood Univ. Proj.) Series A,
3.53%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	7,460	7,460
(Student Assoc., Inc. Proj.) Series A,
3.53%, LOC Citizens Bank of
Pennsylvania, VRDN (b)	9,100	9,100
Pennsylvania Pub. School Bldg. Auth.
School Rev. Participating VRDN Series
AAB 03 24, 3.54% (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	13,790	13,790
Philadelphia Gas Works Rev.
Participating VRDN Series Putters 384,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,100	6,100
Philadelphia Gen. Oblig. TRAN Series A,
4% 6/30/06	17,940	17,998
Philadelphia School District Participating
VRDN:
Series Putters 870, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	5,280	5,280
Series Stars 04 88, 3.54% (Liquidity
Facility BNP Paribas SA) (b)(d)	5,440	5,440
Philadelphia Wtr. & Wastewtr. Rev.
Participating VRDN Series SG 158,
3.54% (Liquidity Facility Societe
Generale) (b)(d)	9,195	9,195
		191,898

Rhode Island 0.3%
Rhode Island & Providence Plantations
Participating VRDN Series MS 01 568,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	9,660	9,660
Rhode Island Health & Edl. Bldg. Corp.
Rev. (Care New England Proj.) Series
2002 A, 3.75%, LOC Fleet Nat’l. Bank,
VRDN (b)	9,830	9,830
		19,490

Quarterly Report 14

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

South Carolina – 1.2%
Greenville County School District
Installment Purp. Rev. Participating
VRDN Series Stars 131, 3.55%
(Liquidity Facility BNP Paribas
SA) (b)(d)	$ 7,575	$ 7,575
Richland County School District #1
Participating VRDN Series AAB 03 29,
3.55% (Liquidity Facility ABN AMRO
Bank NV) (b)(d)	10,000	10,000
South Carolina Gen. Oblig. School
Facilities Participating VRDN Series MS
1078, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	4,398	4,398
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 00 4001, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	2,000	2,000
Series EGL 03 44, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	4,200	4,200
3.15% 4/13/06, CP	8,591	8,591
South Carolina Trans. Infrastructure Bank
Rev. Participating VRDN:
Series IXIS 05 20, 3.55% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(d)	6,645	6,645
Series MS 728, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3185, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,750	9,750
Series SGA 116, 3.73% (Liquidity
Facility Societe Generale) (b)(d)	8,365	8,365
		74,024

Tennessee 3.6%
Blount County Pub. Bldg. Auth. Series
D3A, 3.8% (Liquidity Facility DEPFA
BANK PLC), VRDN (b)	5,000	5,000
Bristol Health & Edl. Facilities Board Rev.
Participating VRDN Series LB 03 L42J,
3.58% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	37,615	37,615
Clarksville Pub. Bldg. Auth. Rev. 3.75%,
LOC Bank of America NA, VRDN (b) .	105,790	105,790
Johnson City Health & Edl. Hosp. Rev.
Participating VRDN Series LB 03 L8J,
3.58% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	29,825	29,825
Knox County Health Edl. & Hsg. Facilities
Board Hosp. Facilities Rev. Participating
VRDN Series PA 750, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Knoxville Waste Wtr. Sys. Rev.
Participating VRDN Series PT 3296,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,190	6,190

	Principal	Value
	Amount	(000s)
	(000s)

Memphis Elec. Sys. Rev. Participating
VRDN Series MS 879, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 8,445	$ 8,445
Memphis Gen. Oblig. Participating
VRDN Series IXIS 05 7, 3.55%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(d)	5,730	5,730
Metropolitan Govt. Nashville &
Participating VRDN Series PT 2732,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Shelby County Gen. Oblig. Participating
VRDN:
Series EGL 00 4201, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,000	8,000
Series EGL 7050073, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	4,550	4,550
		225,080

Texas 22.0%
Alvin Independent School District
Participating VRDN Series PT 3110,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,195	6,195
Austin Elec. Util. Sys. Rev. Participating
VRDN:
Series EGL 01 4302, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	10,000	10,000
Series PT 1699, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,750	2,750
Series SGA 131, 3.6% (Liquidity
Facility Societe Generale) (b)(d)	8,605	8,605
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,695	8,695
Austin Gen. Oblig. Participating VRDN:
Series EGL 00 4305, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,955	5,955
Series Putters 720, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	4,030	4,030
Austin Independent School District
Variable Rate TRAN 3.17%
8/31/06 (b)(f)	9,700	9,700
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V,
3.59% (Liquidity Facility Bank of
America NA) (b)(d)	6,575	6,575
Series A:
3.13% 3/9/06, LOC JPMorgan
Chase Bank, LOC State Street Bank
& Trust Co., Boston, CP	22,500	22,500
3.18% 3/3/06, LOC JPMorgan
Chase Bank, LOC State Street Bank
& Trust Co., Boston, CP	13,600	13,600

15 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Texas continued
Austin Util. Sys. Rev.: – continued
Series A:
3.2% 3/9/06, LOC JPMorgan Chase
Bank, LOC State Street Bank &
Trust Co., Boston, CP	$13,600	$13,600
Austin Wtr. & Wastewtr. Sys. Rev.
Participating VRDN Series EGL 00
4303, 3.56% (Liquidity Facility
Citibank NA, New York) (b)(d)	5,000	5,000
Beaumont Wtrwks. & Swr. Sys.
Participating VRDN Series Putters 859,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,525	5,525
Bexar County Health Facilities Dev. Corp.
Rev. (Warm Springs Rehabilitation
Proj.) Series 1997, 3.63%, LOC
JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Board of Regents of The Univ. of Texas
Sys. Permanent Univ. Fund
Participating VRDN Series MS 1023,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	14,125	14,125
Canadian River Muni. Wtr. Auth.
Participating VRDN:
Series PT 2792, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,855	5,855
Series PT 3276, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,295	5,295
Series ROC II R 2204, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	8,625	8,625
Canutillo Independent School District
Participating VRDN Series PT 1936,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,840	4,840
Collin County Gen. Oblig. Participating
VRDN Series Putters 764, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	7,330	7,330
Comal Independent School District
Participating VRDN Series PT 1676,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,955	5,955
Corpus Christi Gen. Oblig. Participating
VRDN Series Putters 968, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	4,420	4,420
Corpus Christi Util. Sys. Rev. Series 2004 B:
2.85% 1/17/06, CP	8,200	8,200
2.85% 1/17/06, CP	7,300	7,300
Crowley Independent School District
Participating VRDN Series MS 1171,
3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	5,105	5,105

	Principal	Value
	Amount	(000s)
	(000s)

Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 01 4310, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	$ 6,290	$ 6,290
Series ROC II R3014, 3.56%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	5,165	5,165
3.12% 3/8/06 (Liquidity Facility
Bayerische Landesbank Girozentrale)
(Liquidity Facility WestLB AG), CP	9,000	9,000
3.15% 3/8/06 (Liquidity Facility
Bayerische Landesbank Girozentrale)
(Liquidity Facility WestLB AG), CP	10,000	10,000
3.17% 3/8/06 (Liquidity Facility
Bayerische Landesbank Girozentrale)
(Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas County Util. & Reclamation District
Rev. Participating VRDN Series PA
1136R, 3.55% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Independent School District
Participating VRDN Series EGL
7050034, Class A, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	5,300	5,300
Dallas Wtr. & Swr. Sys. Rev. Series C,
3.1% 3/7/06 (Liquidity Facility Bank of
America NA), CP	4,380	4,380
Denton County Gen. Oblig. Participating
VRDN Series SGA 117, 3.73%
(Liquidity Facility Societe
Generale) (b)(d)	8,930	8,930
Denton Util. Sys. Rev. Participating
VRDN:
Series MS 00 428, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	9,220	9,220
Series MS 01 635, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	15,210	15,210
Dickinson Independent School District
Participating VRDN Series DB 152,
3.55% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,290	6,290
Duncanville Independent School District
Participating VRDN Series PT 3209,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,360	4,360
Eanes Independent School District
Participating VRDN Series PT 1681,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,465	3,465
Edinburg Consolidated Independent
School District Participating VRDN
Series SGA 106, 3.6% (Liquidity
Facility Societe Generale) (b)(d)	2,485	2,485
El Paso Gen. Oblig.:
Series 2004 B, 3.11% 3/6/06, CP	4,500	4,500
3.11% 3/6/06, CP	22,700	22,700

Quarterly Report 16

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Texas continued
Elgin Independent School District
Participating VRDN Series DB 166,
3.55% (Liquidity Facility Deutsche Bank
AG) (b)(d)	$ 5,675	$ 5,675
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.6% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	13,105	13,105
Series PT 1905, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,080	4,080
Frisco Independent School District
Participating VRDN Series Putters 476,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,165	3,165
Harlandale Independent School District
Participating VRDN Series SGA 100,
3.6% (Liquidity Facility Societe
Generale) (b)(d)	7,480	7,480
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	4,500	4,500
Series EGL 02 6012, 3.56%
(Liquidity Facility Citibank NA,
New York) (b)(d)	4,000	4,000
Series PA 02 1095, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,185	11,185
Series Putters 545, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	4,680	4,680
Series Putters 646, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	4,210	4,210
Series Putters 767, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	5,585	5,585
Series 1998 C, 3.12% 3/7/06, CP	9,475	9,475
TAN 3.75% 2/28/06	6,100	6,105
Harris County Health Facilities Dev. Corp.
Hosp. Rev. Participating VRDN Series
LB 05 L15, 3.58% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Harris County Health Facilities Dev. Corp.
Rev.:
(Methodist Hosp. Proj.) Series B, 3.7%,
VRDN (b)	9,000	9,000
(Saint Dominic Village Proj.) Series
2000, 3.63%, LOC JPMorgan Chase
Bank, VRDN (b)	4,805	4,805
Harris County Houston Sports Auth. Rev.
Participating VRDN Series PZ 95,
3.59% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	13,080	13,080

	Principal	Value
	Amount	(000s)
	(000s)

Harris County Houston Sports Auth. Spl.
Rev. (Rodeo Proj.) Series 2001 C,
3.45% (MBIA Insured), VRDN (b)	$ 10,900	$ 10,900
Houston Arpt. Sys. Rev. Participating
VRDN:
Series EGL 01 4306, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,910	8,910
Series MS 845, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	3,010	3,010
Series SG 03 161, 3.55% (Liquidity
Facility Societe Generale) (b)(d)	3,900	3,900
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender
7/20/06 (Liquidity Facility DEPFA
BANK PLC) (b)(d)(f)	18,835	18,835
Participating VRDN:
Series EGL 04 23 Class A, 3.56%
(Liquidity Facility Citibank
NA) (b)(d)	4,950	4,950
Series PT 2214, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	21,320	21,320
Series E, 3.17% 4/13/06 (Liquidity
Facility Bank of America NA), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed.
Rev. Participating VRDN Series EGL 01
4303, 3.56% (Liquidity Facility
Citibank NA, New York) (b)(d)	7,500	7,500
Houston Independent School District:
Bonds 2.77%, tender 6/14/06
(Permanent School Fund of Texas
Guaranteed) (b)	10,600	10,600
Participating VRDN:
Series Putters 1078, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	2,930	2,930
Series ROC II R408, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	5,300	5,300
Houston Util. Sys. Rev. Participating
VRDN:
Series Putters 669, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	6,465	6,465
Series Putters 906, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series ROC II R491, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	10,325	10,325
Houston Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series BA 02 F, 3.59% (Liquidity
Facility Bank of America NA) (b)(d) .	6,525	6,525
Series MSTC 01 111, 3.73% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	6,000	6,000
Series SG 120, 3.55% (Liquidity
Facility Societe Generale) (b)(d)	7,705	7,705

17 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Texas continued
Keller Independent School District
Participating VRDN Series PT 2280,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 6,350	$ 6,350
Klein Independent School District
Participating VRDN Series PT 2482,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,810	6,810
Leander Independent School District
Participating VRDN:
Series PT 2405, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,285	5,285
Series Putters 507, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	7,250	7,250
Lower Colorado River Auth. Rev.
Participating VRDN:
Series EGL 00 4302, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,880	5,880
Series MSCO 01 577, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	7,915	7,915
Lower Colorado River Auth. Transmission
Contract Rev. Participating VRDN
Series ROC II R4530, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)(e)	3,760	3,760
Lufkin Health Facilities Dev. Corp. Health
Sys. Rev. (Memorial Health Sys. of East
Texas Proj.) Series A, 3.8%, LOC Allied
Irish Banks PLC, VRDN (b)	16,300	16,300
Mansfield Independent School District
Participating VRDN Series PA 1174,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,080	10,080
Mesquite Independent School District
Participating VRDN Series PT 2192,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,270	6,270
Mission Consolidated Independent
School District Participating VRDN
Series SGA 105, 3.6% (Liquidity
Facility Societe Generale) (b)(d)	6,000	6,000
North Central Health Facilities Dev. Corp.
Rev. Bonds (Dallas Methodist Hosp.
Proj.) Series 1998, 3.15% tender
3/1/06 (AMBAC Insured) (Liquidity
Facility Dexia Cr. Local de France), CP
mode	8,400	8,400
North East Texas Independent School
District Participating VRDN:
Series PT 1249, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	18,340	18,340
Series Putters 393, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	6,445	6,445

	Principal	Value
	Amount	(000s)
	(000s)

North Texas Tollway Auth. Dallas North
Tollway Sys. Rev. Participating VRDN
Series SG 168, 3.55% (Liquidity
Facility Societe Generale) (b)(d)	$ 26,100	$ 26,100
Odessa Wtr. & Swr. Rev. Participating
VRDN Series EGL 01 4307, 3.56%
(Liquidity Facility Citibank NA, New
York) (b)(d)	2,085	2,085
Rockwall Independent School District
Participating VRDN Series MSTC 01
123, 3.73% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	12,100	12,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,295	7,295
Series Putters 769, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	5,375	5,375
Series SG 105, 3.55% (Liquidity
Facility Societe Generale) (b)(d)	44,800	44,800
Series Stars 112, 3.55% (Liquidity
Facility BNP Paribas SA) (b)(d)	15,025	15,025
3.58% (Liquidity Facility Bank of
America NA), VRDN (b)	79,900	79,900
San Antonio Hotel Occupancy Tax Rev.
Participating VRDN Series SG 51,
3.55% (Liquidity Facility Societe
Generale) (b)(d)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.56%,
tender 1/6/06 (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN:
Series PT 1600, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	12,100	12,100
Series ROC II R268, 3.56% (Liquidity
Facility Citibank NA) (b)(d)	4,495	4,495
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 3.54%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	11,000	11,000
Series MS 1237, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	18,750	18,750
Series MSTC 01 132, 3.73%
(Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	1,600	1,600
Series 2001 A:
3.15% 3/9/06 (Liquidity Facility
Bank of America NA), CP	15,000	15,000
3.17% 3/9/06 (Liquidity Facility
Bank of America NA), CP	10,400	10,400

Quarterly Report 18

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Texas continued
Schertz/Seguin Local Govt. Corp.
Contract Rev. Participating VRDN
Series MSTC 01 114, 3.6% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	$ 9,995	$ 9,995
Socorro Independent School District
Participating VRDN:
Series EGL 00 4306, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,900	5,900
Series PT 2653, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,065	11,065
Tarrant County Health Facilities Dev.
Corp. Health Sys. Rev. Participating
VRDN Series Merlots 00 BB, 3.54%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	7,880	7,880
Temple Independent School District
Participating VRDN Series DB 136,
3.55% (Liquidity Facility Deutsche Bank
AG) (b)(d)	8,225	8,225
Texas A&M Univ. Rev. Participating
VRDN Series ROC II R4005, 3.56%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	4,955	4,955
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	3,335	3,335
Series Putters 05 1013A, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,660	3,660
Series SGB 58, 3.56% (Liquidity
Facility Societe Generale) (b)(d)	5,800	5,800
TRAN 4.5% 8/31/06	231,200	233,413
Texas Pub. Fin. Auth. Series 2002 B:
2.85% 3/1/06 (Liquidity Facility Texas
Gen. Oblig.), CP	1,200	1,200
3.18% 4/7/06 (Liquidity Facility Texas
Gen. Oblig.), CP	5,000	5,000
The Colony Wtr. & Swr. Sys. Rev.
Participating VRDN Series PT 2369,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,400	7,400
Travis County Health Facilities Dev. Corp.
Rev. Participating VRDN Series PT 677,
3.56% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	4,995	4,995
Trinity River Auth. Rev. Participating
VRDN Series Putters 1061, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,660	5,660
Tyler Health Facilities Dev. Corp. Hosp.
Rev. Participating VRDN Series PT 833,
3.55% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	5,220	5,220

	Principal	Value
	Amount	(000s)
	(000s)

United Independent School District
Participating VRDN Series PT 3121,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 5,780	$ 5,780
Univ. of North Texas Univ. Rev.
Participating VRDN Series SGA 146,
3.6% (Liquidity Facility Societe
Generale) (b)(d)	3,000	3,000
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MS 98 97, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	5,120	5,120
Series Putters 584, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	7,495	7,495
Series Putters 592, 3.55% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	5,595	5,595
Series 2002 A:
3.11% 3/10/06 (Liquidity Facility
Utmico), CP	10,300	10,300
3.17% 3/8/06 (Liquidity Facility
Utmico), CP	4,800	4,800
Waco Gen. Oblig. Participating VRDN
Series PT 2098, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,440	5,440
West Harris County Reg’l. Wtr. Auth.
Wtr. Sys. Rev. Participating VRDN
Series SGA 148, 3.6% (Liquidity
Facility Societe Generale) (b)(d)	4,000	4,000
White Settlement Independent School
District Participating VRDN Series PT
3047, 3.55% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	7,115	7,115
Ysleta Independent School District
Participating VRDN Series Putters
1051, 3.55% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,865	5,865
		1,383,368

Utah 0.6%
Central Utah Wtr. Conservatory District
Participating VRDN Series PT 2420,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,300	5,300
Intermountain Pwr. Agcy. Pwr. Supply
Rev. Participating VRDN Series MS 00
409, 3.55% (Liquidity Facility Morgan
Stanley) (b)(d)	13,800	13,800
Salt Lake City Sales Tax Rev. 3.58%
(Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	16,050	16,050
		35,150

19 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Vermont – 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy.
Rev. Bonds (Middlebury College Proj.)
2.91%, tender 5/1/06 (b)	$ 5,350	$ 5,350
Vermont Hsg. Fin. Agcy. Student Hsg.
Fin. Agcy. (West Block Univ. of Vermont
Apts. Proj.) Series 2004 A, 3.53%,
LOC Bank of Nova Scotia, New York
Agcy., VRDN (b)	12,075	12,075
		17,425

Virginia – 2.2%
Alexandria Indl. Dev. Auth. Poll Cont.
Rev. (Goodwin House, Inc. Proj.)
3.72%, LOC Wachovia Bank NA,
VRDN (b)	20,550	20,550
Chesterfield County Indl. Dev. Auth. Rev.
Participating VRDN Series PT 886,
3.6% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	4,300	4,300
Loudoun County Gen. Oblig.
Participating VRDN Series Putters 451,
3.55% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,895	3,895
Norfolk Redev. & Hsg. Auth. Rev. (Old
Dominion Univ. Real Estate Foundation
Univ. Village Student Hsg. Proj.) 3.53%
(CIFG North America Insured),
VRDN (b)	20,000	20,000
Portsmouth Gen. Oblig. Participating
VRDN Series ROC II R6054, 3.56%
(Liquidity Facility Citibank NA) (b)(d) .	3,180	3,180
Roanoke Indl. Dev. Auth. Hosp. Rev.
(Carilion Health Svcs. Proj.) Series
2002 D, 3.74% (Liquidity Facility Bank
of America NA), VRDN (b)	10,800	10,800
Univ. of Virginia Univ. Revs. Participating
VRDN Series MS 856, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	3,000	3,000
Upper Occoquan Swr. Auth. Reg’l. Swr.
Rev. Participating VRDN Series MSTC
01 159, 3.73% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	11,495	11,495
Virginia College Bldg. Auth. Edl.
Facilities Rev. Participating VRDN:
Series MS 01 721, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	28,175	28,175
Series Putters 134, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	14,335	14,335

	Principal	Value
	Amount	(000s)
	(000s)

Virginia Commonwealth Trans. Board
Trans. Rev. Participating VRDN Series
MS 01 727, 3.55% (Liquidity Facility
Morgan Stanley) (b)(d)	$ 3,665	$ 3,665
Virginia Pub. School Auth. Participating
VRDN Series Putters 139, 3.55%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	16,910	16,910
		140,305

Washington 7.2%
Clark County Gen. Oblig. Participating
VRDN Series Putters 541, 3.55%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,975	3,975
Clark County School District #114,
Evergreen Participating VRDN Series
PT 1575, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,125	5,125
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 39, 3.55%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	18,570	18,570
Energy Northwest Elec. Rev. Participating
VRDN:
Series PA 825, 3.56% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,560	6,560
Series PT 2165, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,390	5,390
Series Putters 256, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.56% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,050	5,050
Everett Gen. Oblig. 3.6%, LOC Bank of
America NA, VRDN (b)	2,600	2,600
Grant County Pub. Util. District #2 Elec.
Rev. Participating VRDN Series PA
952, 3.56% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	10,495	10,495
King & Snohomish Counties School
District #417 Northshore Participating
VRDN Series PT 1789, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420	5,420
King County Gen. Oblig. Participating
VRDN:
Series MS 1242, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PT 2170, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,035	8,035
Series Putters 848, 3.55% (Liquidity
Facility Dresdner Bank AG) (b)(d)	6,845	6,845
Series ROC II R5036, 3.5% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	1,815	1,815

Quarterly Report 20

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

Washington – continued
King County Pub. Hosp. District #2
Participating VRDN Series PT 2469,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 7,910	$ 7,910
King County Swr. Rev. Participating
VRDN Series MS 01 554, 3.55%
(Liquidity Facility Morgan
Stanley) (b)(d)	9,655	9,655
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.55% (Liquidity Facility
Deutsche Bank AG) (b)(d)	10,390	10,390
Series MS 1232, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	12,265	12,265
Series PT 3043, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,405	8,405
Port of Tacoma Rev. Participating VRDN
Series PT 2164, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	7,925	7,925
Seattle Drain & Wastewtr. Util. Rev.
Participating VRDN Series SG 00 135,
3.55% (Liquidity Facility Societe
Generale) (b)(d)	19,885	19,885
Seattle Drainage & Wastewtr. Rev.
Participating VRDN Series PT 1604,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,770	8,770
Seattle Muni. Lt. & Pwr. Rev. Participating
VRDN:
Series SGA 85, 3.73% (Liquidity
Facility Societe Generale) (b)(d)	16,600	16,600
Series SGA 96, 3.73% (Liquidity
Facility Societe Generale) (b)(d)	14,955	14,955
Snohomish County Hsg. Auth. Hsg. Rev.
(Ebey Arms Centerhouse Proj.) 3.6%,
LOC Bank of America NA, VRDN (b) .	3,000	3,000
Spokane County School District #81
Participating VRDN Series ROC II
R4000, 3.56% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,560	3,560
Tulalip Tribes of The Tulalip Reservation
Spl. Rev. 3.57%, LOC Bank of America
NA, VRDN (b)	10,430	10,430
Washington Gen. Oblig. Participating
VRDN:
Series EGL 00 4703, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	14,140	14,140
Series EGL 00 4704, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	3,065	3,065
Series EGL 00 4705, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,235	8,235
Series EGL 96 4701, 3.56% (Liquidity
Facility Citibank NA, New
York) (b)(d)	14,015	14,015

	Principal	Value
	Amount	(000s)
	(000s)

Series MS 00 388, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 12,145	$ 12,145
Series MS 1161, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	10,000	10,000
Series PT 2563, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,455	9,455
Series PT 2733, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,000	7,000
Series PT 2734, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,790	5,790
Series PT 2735, 3.55% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	10,000	10,000
Series Putters 1000, 3.55% (Liquidity
Facility Dresdner Bank AG) (b)(d)	7,000	7,000
Series Putters 1109, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	6,390	6,390
Series Putters 1165, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	6,650	6,650
Series Putters 744, 3.55% (Liquidity
Facility Dresdner Bank AG) (b)(d)	9,130	9,130
Series Putters 749, 3.55% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	4,395	4,395
Series RobIns 6, 3.55% (Liquidity
Facility Bank of New York, New
York) (b)(d)	13,095	13,095
Washington Health Care Facilities Auth.
Rev.:
Participating VRDN Series FRRI 02
L45J, 3.58% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(d) .	41,610	41,610
(Seattle Cancer Care Alliance Proj.)
3.54%, LOC Key Bank NA, VRDN (b)	4,250	4,250
Washington Hsg. Fin. Commission
Nonprofit Hsg. Rev. (Horizon House
Proj.) 3.54%, LOC Bank of America
NA, VRDN (b)	24,975	24,975
Washington Hsg. Fin. Commission
Nonprofit Rev. (Wesley Homes Proj.):
Series A, 3.38%, LOC Bank of America
NA, VRDN (b)	8,000	8,000
Series B, 3.38%, LOC Bank of America
NA, VRDN (b)	4,100	4,100
		454,860

21 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities continued

	Principal	Value
	Amount	(000s)
	(000s)

West Virginia – 0.2%
West Virginia Gen. Oblig. Participating
VRDN:
Series AAB 00 12, 3.54% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	$ 6,000	$ 6,000
Series Putters 1114, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	4,260	4,260
		10,260

Wisconsin – 1.2%
Green Bay Wtr. Sys. Rev. Participating
VRDN Series PT 2396, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,745	5,745
Manitowoc Elec. Rev. Participating VRDN
Series DB 110, 3.55% (Liquidity Facility
Deutsche Bank AG) (b)(d)	14,365	14,365
Univ. of Wisconsin Hosp. & Clinics Auth.
Participating VRDN Series Merlots 00
RR, 3.54% (Liquidity Facility Wachovia
Bank NA) (b)(d)	7,000	7,000
Wilmot Union High School District
Participating VRDN Series PT 2275,
3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,185	5,185
Wisconsin Gen. Oblig. Participating
VRDN:
Series MS 1166, 3.55% (Liquidity
Facility Morgan Stanley) (b)(d)	14,870	14,870
Series Putters 1116, 3.55% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	2,630	2,630
Wisconsin Health & Edl. Facilities Auth.
Rev.:
Participating VRDN Series RobIns 03
A, 3.57% (Liquidity Facility Bank of
New York, New York) (b)(d)	7,466	7,466
(Riverview Hosp. Assoc. Proj.) Series
2001, 3.8%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	7,600	7,600
(The Lutheran Home, Inc. Proj.) 3.56%,
LOC M&I Marshall & Ilsley Bank,
VRDN (b)	5,000	5,000
Wisconsin Trans. Rev. Series 1997 A,
2.85% 3/1/06, CP	5,775	5,775
		75,636

	Shares	Value
		(000s)
Other – 1.0%
Fidelity Tax Free Cash Central Fund,
3.43% (a)(c)	64,970,400	$64,970

TOTAL INVESTMENT PORTFOLIO 101.7%
(Cost $6,379,628)		6,379,628
NET OTHER ASSETS (1.7)%		(106,028)
NET ASSETS 100%		$ 6,273,600

Security Type Abbreviations
BAN — BOND ANTICIPATION NOTE
CP — COMMERCIAL PAPER
TAN — TAX ANTICIPATION NOTE
TRAN — TAX AND REVENUE ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Quarterly Report 22

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$73,095,000 or 1.2% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth.
Rev. Bonds Series PT 762, 2.85%,
tender 6/15/06 (Liquidity Facility
Landesbank Hessen-Thuringen)	6/17/05	$10,560

Austin Independent School District	11/17/05 -
Variable Rate TRAN 3.17% 8/31/06	12/12/05	$9,700
Florida Gen. Oblig. Bonds Series
Merlots 05 A22, 3.35%, tender
11/14/06 (Liquidity Facility
Wachovia Bank NA)	11/16/05	$34,000
Houston Gen. Oblig. Bonds Series PT
969, 2.95%, tender 7/20/06
(Liquidity Facility DEPFA BANK PLC)	5/27/04	$18,835

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Income received
Fund	(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$929

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,379,628,000.

23 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

24

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Treasury Portfolio

December 31, 2005

1.811325.101 TRES-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

U.S. Treasury Obligations 4.7%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(000s)
	Purchase	(000s)
U.S. Treasury Bills – 3.8%
3/9/06	3.58%	$ 245,000	$ 243,397
3/9/06	3.64	95,000	94,369
			337,766
U.S. Treasury Notes – 0.9%
6/30/06	4.27	80,000	79,410
TOTAL U.S. TREASURY OBLIGATIONS			417,176

Repurchase Agreements 95.5%
		Maturity
		Amount
		(000s)
In a joint trading account (Collateralized
by U.S. Government Obligations dated
12/30/05 due 1/3/06 at 3.51%) (a)		$ 512,192	511,992
In a joint trading account (Collateralized
by U.S. Treasury Obligations) dated
12/30/05 due 1/3/06 at:
3.5% (a)		6,608,590	6,606,024
3.52% (a)		325,127	325,000
With:
CS First Boston Corp. at 3.85%, dated
12/30/05 due 1/3/06
(Collateralized by U.S. Treasury
Obligations valued at
$408,002,490, 0% 2.5%,
1/26/06 – 10/31/06)		400,171	400,000
UBS Warburg LLC at 4%, dated
12/20/05 due 1/3/06
(Collateralized by U.S. Treasury
Obligations valued at
$746,755,071, 2%, 1/15/14)		726,128	725,000
TOTAL REPURCHASE AGREEMENTS			8,568,016

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $8,985,192)			8,985,192

NET OTHER ASSETS (0.2)%			(17,695)

NET ASSETS 100%			$ 8,967,497

(a) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)

$511,992,000 due 1/3/06 at 3.51%
Lehman Brothers Inc	189,517
Merrill Lynch Government Securities, Inc.	238,333
State Street Bank and Trust Company	84,142
$511,992
$6,606,024,000 due 1/3/06 at 3.5%
ABN AMRO Bank, N.V. - New York Branch	240,768
Bear Stearns & Co. Inc.	1,605,122
BNP Paribas Securities Corp.	1,003,201
J.P. Morgan Securities, Inc.	125,345
Lehman Brothers Inc	1,737,544
Merrill Lynch Government Securities, Inc.	1,765,634
Morgan Stanley & Co. Incorporated.	128,410
$6,606,024
$325,000,000 due 1/3/06 at 3.52%
Lehman Brothers Inc	105,000
Merrill Lynch Government Securities, Inc.	60,000
Morgan Stanley & Co. Incorporated.	160,000
$325,000

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $8,985,192,000.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Quarterly Holdings Report for Fidelity® Institutional Money Market Funds: Treasury Only Portfolio

December 31, 2005

1.811324.101 TO-QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

U.S. Treasury Obligations 99.0%
Due	Annualized Yield	Principal		Value
Date	at Time of	Amount (000s)		(000s)
	Purchase
U.S. Treasury Bills – 93.2%
1/5/06	3.49%	$38,000	\$	$37,985
1/12/06	3.75	38,849		38,805
1/17/06	4.11	54,000		53,914
1/19/06	3.82	94,238		94,060
1/19/06	3.91	30,836		30,772
1/26/06	3.83	41,810		41,700
1/26/06	3.86	50,000		49,867
1/26/06	3.87	76,000		75,798
2/9/06	3.89	29,000		28,879
2/9/06	3.92	44,000		43,815
2/9/06	3.93	90,000		89,621
2/16/06	3.95	200,000		199,000
2/23/06	3.99	208,000		206,790
3/2/06	3.83	50,000		49,683
3/2/06	3.95	50,000		49,674
3/9/06	3.64	7,790		7,738
3/9/06	3.93	124,000		123,102
3/16/06	3.84	6,500		6,449
3/16/06	3.85	7,700		7,640
3/16/06	3.87	8,855		8,785
3/16/06	3.88	50,000		49,605
3/16/06	3.92	8,665		8,596
3/16/06	3.93	21,354		21,183
3/16/06	3.94	10,800		10,713
3/23/06	3.93	18,362		18,201
3/23/06	3.96	4,708		4,666
				1,357,041
U.S. Treasury Notes – 5.8%
3/31/06	4.11	75,000		74,524
6/30/06	4.27	10,000		9,926
				84,450

TOTAL INVESTMENT PORTFOLIO 99.0%
(Cost $1,441,491)				1,441,491

NET OTHER ASSETS 1.0%				14,703

NET ASSETS 100%			$ 1,456,194

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,441,491,000.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006